VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s)	Value
MUNICIPAL BONDS: 98.9%
Alabama: 1.3%
Alabama Federal Aid Highway Finance Authority, Series A (RB)
5.00%, 09/01/26 (c)	$10	$11,644
5.00%, 09/01/26 (c)	340	395,903
5.00%, 09/01/26 (c)	340	395,903
5.00%, 09/01/27	150	179,066
5.00%, 09/01/27 (c)	460	549,134
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/30 (c)	2,000	2,330,656
5.00%, 11/01/30 (c)	2,015	2,541,132
5.00%, 11/01/30 (c)	1,500	1,895,165
5.00%, 11/01/30 (c)	1,750	2,210,025
5.00%, 11/01/30 (c)	525	663,997
Auburn University, Series A (RB)
5.00%, 06/01/26 (c)	10	11,497
5.00%, 06/01/26 (c)	25	28,778
Black Belt Energy Gas District, Series A (RB)
4.00%, 12/01/31 (c) (p)	4,000	4,605,327
Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	860	903,727
County of Jefferson (RB)
4.00%, 03/15/27 (c)	1,750	1,951,621
5.00%, 03/15/27 (c)	800	939,068
5.00%, 03/15/27 (c)	100	117,226
5.00%, 03/15/27 (c)	525	615,598
Southeast Energy Authority A Cooperative District (RB) 4.00%, 10/01/28 (c) (p)	1,000	1,116,027
State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	675	823,632
UAB Medicine Finance Authority, Series B (RB)
5.00%, 09/01/26 (c)	150	173,144
5.00%, 09/01/26 (c)	225	260,149
UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	280	326,842
University of Alabama, Board of Trustee, Series A (RB)
3.00%, 07/01/29 (c)	415	438,450
4.00%, 07/01/29 (c)	820	936,336
Water Works Board of the City of Birmingham, Series A (RB) 5.00%, 01/01/27 (c)	595	698,929
		25,118,976
Alaska: 0.2%
Alaska Housing Finance Corp., Series A (RB)
4.00%, 06/01/27 (c)	125	139,618
4.00%, 06/01/27 (c)	900	1,004,272
5.00%, 06/01/27 (c)	590	691,898
	Par (000’s)	Value
Alaska (continued)
State of Alaska, International Airports System, Series A (RB) 5.00%, 10/01/25 (c)	$305	$342,655
State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	635	714,365
State of Alaska, Series B (GO)
5.00%, 08/01/25 (c)	250	281,114
5.00%, 08/01/25 (c)	205	229,767
5.00%, 08/01/25 (c)	525	589,192
		3,992,881
Arizona: 1.0%
Arizona Transportation Board, Highway Revenue (RB)
5.00%, 07/01/26 (c)	1,050	1,207,416
5.00%, 07/01/26 (c)	835	960,570
City of Mesa, Utility System Revenue (RB) 5.00%, 07/01/26 (c)	270	310,978
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
5.00%, 07/01/26 (c)	150	172,142
5.00%, 07/01/26 (c)	620	714,385
5.00%, 07/01/26 (c)	120	138,046
5.00%, 07/01/26 (c)	860	992,117
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/29 (c)	1,275	1,526,897
5.00%, 07/01/29 (c)	1,000	1,199,061
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
5.00%, 07/01/27 (c)	250	295,799
5.00%, 07/01/27 (c)	250	295,426
5.00%, 07/01/27 (c)	100	118,204
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB)
5.00%, 07/01/27 (c)	120	141,427
5.00%, 07/01/27 (c)	550	649,919
City of Phoenix Civic Improvement Corp., Water System, Series A (RB) 5.00%, 07/01/31 (c)	800	1,028,164
Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	250	294,563
Maricopa County Industrial Development Authority (RB) 5.00%, 09/01/28 (c)	550	665,459
Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 3.12%, 01/01/27 (c)	20	20,913

1

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Arizona (continued)
5.00%, 01/01/27 (c)	$605	$700,054
5.00%, 01/01/28	215	257,802
5.00%, 01/01/29	710	867,782
Maricopa County Pollution Control Corp. (RB) 2.40%, 12/01/31 (c)	1,500	1,429,528
Maricopa County Special Health Care District, Series C (GO)
5.00%, 07/01/25	190	213,762
5.00%, 07/01/26	240	277,539
5.00%, 07/01/27	295	348,931
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/27 (c)	1,150	1,348,477
5.00%, 01/01/28 (c)	250	298,602
5.00%, 01/01/28 (c)	2,380	2,844,952
		19,318,915
Arkansas: 0.1%
City of Fayetteville, Sales and Use Tax Capital Improvements, Series A (RB) 2.00%, 11/01/26 (c)	305	306,930
City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/28 (c)	280	338,110
City of Rogers, Sales and Use Tax, Series B (RB) 5.00%, 11/01/26 (c)	1,000	1,162,052
Little Rock School District (GO) (AGM) 2.00%, 02/01/27 (c)	1,000	935,395
		2,742,487
California: 15.8%
Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	270	282,948
Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,085	1,218,145
CALIFORNIA CMNTY CHOICE FING A (RB) 4.00%, 08/01/31 (c) (p)	3,500	4,025,487
California Health Facilities Financing Authority (RB)
4.00%, 04/01/30 (c)	500	560,722
4.00%, 04/01/30 (c)	450	507,472
California Health Facilities Financing Authority, Adventist Health System West, Series A (RB) 4.00%, 03/01/26 (c)	90	98,638
California Health Facilities Financing Authority, Cedars- Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	310	356,993
	Par (000’s)	Value
California (continued)
California Health Facilities Financing Authority, Cedars- Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	$400	$420,634
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB) 4.00%, 04/01/30 (c)	1,060	1,192,566
California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	175	189,974
California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	475	568,919
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 5.00%, 10/01/26 (c)	880	1,014,878
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	750	896,307
California Health Facilities Financing Authority, Sutter Health, Series A (RB)
5.00%, 11/15/27 (c)	450	536,408
5.00%, 11/15/27 (c)	150	178,436
5.00%, 11/15/27 (c)	1,575	1,872,620
California Infrastructure and Economic Development Bank, Clean Water State (RB)
5.00%, 10/01/25	100	113,880
5.00%, 10/01/25	100	113,880
5.00%, 10/01/26	150	175,644
5.00%, 04/01/26 (c)	550	634,891
5.00%, 04/01/26 (c)	55	63,441
5.00%, 04/01/27 (c)	170	199,735
5.00%, 08/01/29 (c)	775	941,146
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	840	977,796
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	925	1,081,530
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/27 (c)	360	383,847
3.00%, 09/01/27 (c)	500	534,199
5.00%, 09/01/24 (c)	270	296,242

2

	Par (000’s)	Value
California (continued)
California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB) 4.00%, 10/01/26 (c)	$500	$555,192
California State Public Works Board, Department of General Services, Series F (RB) 5.00%, 05/01/25 (c)	330	367,921
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/27 (c)	120	141,876
5.00%, 10/01/27 (c)	340	402,588
5.00%, 10/01/27 (c)	1,835	2,173,887
California State Public Works Board, Various Capital Projects, Series C (RB)
3.38%, 03/01/27 (c)	100	107,653
4.00%, 11/01/26 (c)	425	472,176
5.00%, 11/01/26 (c)	30	34,787
5.00%, 11/01/26 (c)	45	52,091
5.00%, 11/01/26 (c)	30	34,712
California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	400	462,674
California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	950	1,151,501
California State University, Series A (RB)
5.00%, 11/01/25 (c)	35	39,789
5.00%, 05/01/26 (c)	10	11,508
5.00%, 05/01/26 (c)	160	184,556
5.00%, 05/01/27 (c)	510	598,671
5.00%, 05/01/27 (c)	225	263,871
California Statewide Communities Development Authority (RB)
1.75%, 11/19/26 (c)	3,000	2,903,460
4.00%, 04/01/31 (c)	1,400	1,582,543
5.00%, 11/01/29 (p)	1,675	2,067,545
California Statewide Communities Development Authority (RB) (BAM) 4.00%, 05/15/31 (c)	1,000	1,150,411
California Statewide Communities Development Authority, Kaiser Permanente, Series L (RB) 5.00%, 11/01/29 (p)	1,500	1,851,532
California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 5.00%, 01/01/28 (c)	1,000	1,173,287
	Par (000’s)	Value
California (continued)
5.00%, 01/01/28 (c)	$315	$370,301
5.00%, 01/01/28 (c)	760	893,001
Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	140	154,877
City & County of San Francisco CA (CP) (AGM) 4.00%, 04/01/27 (c)	1,000	1,117,964
City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	255	268,078
City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/25 (c)	15	16,946
City of Concord (CP) 2.00%, 04/01/31 (c)	1,400	1,253,448
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/30 (c)	1,000	1,157,077
5.00%, 05/15/31 (c)	1,400	1,758,342
5.00%, 05/15/31 (c)	500	629,202
City of Los Angeles, Solid Waste Resources, Series A (RB) 4.00%, 02/01/28 (c)	405	459,260
City of Los Angeles, Wastewater System, Series A (RB) 5.00%, 06/01/27 (c)	565	669,564
City of San Jose, Refunding, Libraries, Parks and Public Safety Projects, Series C (GO) (AGM) 5.00%, 03/01/29 (c)	200	247,024
Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	20	22,284
County of Sacramento, Airport System, Series E (RB)
5.00%, 07/01/27	275	323,707
5.00%, 07/01/28 (c)	150	179,512
County of Santa Clara, Series C (GO)
3.00%, 08/01/27 (c)	245	259,769
5.00%, 08/01/27 (c)	125	149,079
5.00%, 08/01/27 (c)	525	621,853
Desert Community College District (GO) 5.00%, 08/01/27 (c)	145	171,414
East Bay Municipal Utility District, Water System, Series A (RB) 5.00%, 06/01/27 (c)	460	545,652
East Bay Municipal Utility District, Water System, Series B (RB)
5.00%, 06/01/27 (c)	220	261,213
5.00%, 06/01/27 (c)	145	172,739

3

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
California (continued)
East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	$2,590	$2,748,156
Eastern Municipal Water District Financing Authority, Water and Wastewater, Series A (RB) 5.00%, 07/01/30 (c)	1,070	1,360,135
Eastern Municipal Water District, Financing Authority, Series B (RB) 5.00%, 07/01/26 (c)	145	166,805
Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
5.00%, 07/01/26 (c)	25	29,062
5.00%, 07/01/26 (c)	100	116,154
El Camino Healthcare District (GO) 4.00%, 02/01/27 (c)	250	279,796
El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	250	287,904
Fontana Redevelopment Agency Successor Agency (TA)
5.00%, 10/01/26	205	239,134
5.00%, 10/01/27 (c)	760	894,893
Foothill-De Anza Community College District (GO) 3.00%, 08/01/31 (c)	1,500	1,620,291
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/25 (c)	220	247,535
Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
5.00%, 06/01/28 (c)	2,380	2,884,381
5.00%, 06/01/28 (c)	1,000	1,211,925
Kern High School District, Series A (GO) (AGM) 2.00%, 08/01/30 (c)	3,000	2,961,199
Kern High School District, Series C (GO) (AGM) 2.00%, 08/01/30 (c)	1,600	1,597,728
Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	105	122,342
Los Angeles Community College District, Series A (GO)
5.00%, 08/01/24 (c)	265	290,555
5.00%, 08/01/24 (c)	330	361,823
5.00%, 08/01/24 (c)	175	191,876
Los Angeles Community College District, Series G (GO) 5.00%, 08/01/24 (c)	170	186,394
	Par (000’s)	Value
California (continued)
Los Angeles Community College District, Series I (GO)
4.00%, 08/01/26	$25	$28,062
4.00%, 08/01/26 (c)	170	189,396
4.00%, 08/01/26 (c)	135	151,469
Los Angeles Community College District, Series J (GO)
4.00%, 08/01/27 (c)	750	844,171
4.00%, 08/01/27 (c)	400	450,367
5.00%, 08/01/27 (c)	100	119,439
Los Angeles County Metropolitan Transportation Authority (RB)
4.00%, 06/01/30 (c)	1,000	1,156,904
5.00%, 06/01/30 (c)	1,000	1,253,952
5.00%, 07/01/31 (c)	2,000	2,560,724
Los Angeles County Metropolitan Transportation Authority, Series A (RB)
4.00%, 07/01/26 (c)	50	55,300
5.00%, 06/01/26 (c)	165	189,931
5.00%, 06/01/26 (c)	115	133,216
5.00%, 06/01/26 (c)	375	432,686
5.00%, 07/01/25 (c)	820	924,902
5.00%, 07/01/27 (c)	795	943,982
5.00%, 07/01/27 (c)	285	339,885
5.00%, 07/01/31 (c)	705	905,883
5.00%, 07/01/31 (c)	900	1,157,294
Los Angeles County Public Works Financing Authority, Series B (RB) 5.00%, 12/01/25 (c)	435	496,184
Los Angeles County Public Works Financing Authority, Series E-1 (RB) 5.00%, 12/01/29 (c)	450	559,281
Los Angeles Department of Water & Power, Series B (RB) 5.00%, 06/01/25 (c)	180	202,403
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 01/01/26 (c)	155	176,955
5.00%, 01/01/27 (c)	1,010	1,178,556
5.00%, 01/01/28 (c)	115	138,144
5.00%, 01/01/28 (c)	500	598,236
5.00%, 01/01/28 (c)	500	598,436
5.00%, 07/01/29	1,000	1,240,055
Los Angeles Department of Water and Power, Series B (RB)
5.00%, 01/01/26 (c)	35	39,900
5.00%, 01/01/27 (c)	275	320,184
5.00%, 01/01/27 (c)	1,000	1,164,821
5.00%, 07/01/27	110	130,614
5.00%, 07/01/28 (c)	110	133,401

4

	Par (000’s)	Value
California (continued)
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/24 (c)	$250	$273,247
5.00%, 07/01/24 (c)	100	109,223
5.00%, 07/01/27 (c)	500	590,551
5.00%, 07/01/27 (c)	200	236,107
5.00%, 07/01/27 (c)	1,100	1,302,356
5.00%, 07/01/29 (c)	1,680	2,074,329
5.00%, 07/01/30 (c)	1,125	1,416,164
5.00%, 07/01/30 (c)	1,500	1,874,444
Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/28 (c)	125	151,084
Los Angeles Unified School District, Series A (GO)
4.00%, 07/01/29 (c)	1,580	1,832,820
5.00%, 07/01/25 (c)	135	151,884
5.00%, 07/01/25 (c)	25	28,091
5.00%, 07/01/25 (c)	695	780,431
5.00%, 07/01/26	120	138,937
5.00%, 07/01/27	820	972,726
5.00%, 07/01/28	250	303,521
5.00%, 07/01/29 (c)	1,720	2,130,883
5.00%, 07/01/30	500	631,819
Los Angeles Unified School District, Series B (GO)
2.00%, 07/01/26 (c)	270	273,444
5.00%, 07/01/26 (c)	885	1,021,779
5.00%, 07/01/26 (c)	915	1,054,718
Los Angeles Unified School District, Series B-1 (GO)
5.00%, 01/01/28 (c)	645	774,579
5.00%, 01/01/28 (c)	295	352,918
5.00%, 01/01/28 (c)	585	701,269
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/30 (c)	1,880	1,983,622
4.00%, 07/01/30 (c)	360	416,514
4.00%, 07/01/30 (c)	2,000	2,303,206
Los Angeles Unified School District, Series RYQ (GO) 4.00%, 07/01/30 (c)	1,000	1,147,487
Los Angeles Unified School District, Series RYQ (GO) (BAM) 5.00%, 07/01/29	3,675	4,554,300
Los Angeles Unified School District/CA (GO)
4.00%, 01/01/32 (c)	1,500	1,753,858
5.00%, 01/01/32 (c)	1,300	1,680,754
Metropolitan Water District of Southern California, Series B (RB) 5.00%, 07/01/28 (c)	100	122,271
Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/26 (c)	135	157,349
	Par (000’s)	Value
California (continued)
5.00%, 11/01/26 (c)	$615	$714,049
5.00%, 11/01/26 (c)	265	309,270
Norman Y Mineta San Jose International Airport (RB) (BAM) 4.00%, 03/01/31 (c)	325	376,982
Northern California Transmission Agency Project, Series A (RB)
5.00%, 05/01/26 (c)	45	51,786
5.00%, 05/01/26 (c)	40	45,942
Oakland Unified School District (GO)
5.00%, 08/01/26 (c)	385	444,387
5.00%, 08/01/26 (c)	175	201,912
5.00%, 08/01/26 (c)	625	719,348
5.00%, 08/01/26 (c)	975	1,127,239
Oakland Unified School District, Series C (GO) 5.00%, 08/01/27 (c)	400	471,710
Palm Springs Unified School District, Series A (GO) (AGM)
1.25%, 08/01/29 (c)	1,265	1,145,758
1.25%, 08/01/29 (c)	4,000	3,698,156
1.50%, 08/01/29 (c)	3,000	2,703,211
1.50%, 08/01/29 (c)	2,500	2,268,351
1.75%, 08/01/29 (c)	3,000	2,750,132
Palm Springs Unified School District, Series D (GO) 3.00%, 08/01/26 (c)	160	169,194
Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	260	282,870
Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
5.00%, 10/01/25 (c)	475	538,551
5.00%, 10/01/25 (c)	440	498,529
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
4.00%, 11/01/26 (c)	100	111,732
5.00%, 11/01/26 (c)	170	199,254
5.00%, 11/01/26 (c)	25	29,064
5.00%, 05/01/25 (c)	230	258,225
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
5.00%, 11/01/27 (c)	255	305,420
5.00%, 11/01/27 (c)	785	930,678
Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	650	743,538

5

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
California (continued)
Riverside Community College District (GO) 5.00%, 08/01/25 (c)	$170	$192,529
Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	730	731,767
Riverside County Transportation Commission, Series B (RB) 5.00%, 12/01/27 (c)	560	669,217
Riverside Redevelopment Agency Successor Agency, Series A (TA) (AGM) 5.00%, 09/01/26	125	145,553
Sacramento City Financing Authority, Master Lease Program Facilities (RB) (BAM)
5.00%, 12/01/25 (c)	110	125,339
5.00%, 12/01/25 (c)	210	239,876
Sacramento County Sanitation Districts Financing Authority, Series A (RB) 5.00%, 06/01/24 (c)	170	185,225
San Diego Association of Governments, South Bay Expressway, Series A (RB)
5.00%, 07/01/27 (c)	705	830,265
5.00%, 07/01/27 (c)	500	588,575
San Diego Community College District (GO)
5.00%, 08/01/26 (c)	855	994,179
5.00%, 08/01/26 (c)	65	75,581
San Diego County Regional Airport Authority, Series A (RB)
5.00%, 07/01/29 (c)	535	653,011
San Diego County Regional Airport Authority, Series B (RB)
5.00%, 07/01/30 (c)	2,075	2,558,927
5.00%, 07/01/30 (c)	1,630	2,025,807
5.00%, 07/01/30 (c)	1,295	1,587,718
San Diego County Regional Transportation Commission, Series A (RB) 5.00%, 04/01/26 (c)	105	120,377
San Diego County Water Authority, Series A (RB) 5.00%, 05/01/25 (c)	75	84,255
San Diego County Water Authority, Series B (RB) 4.00%, 05/01/31 (c)	2,000	2,363,115
San Diego County, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	150	164,860
	Par (000’s)	Value
California (continued)
San Diego Public Facilities Financing Authority (RB) 5.00%, 10/15/25 (c)	$150	$169,264
San Diego Public Facilities Financing Authority, Series A (RB) 5.00%, 05/15/26 (c)	135	156,252
San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	555	628,138
San Diego Unified School District, Series I (GO) 5.00%, 07/01/27 (c)	650	769,202
San Diego Unified School District, Series R-5 (GO) 4.00%, 07/01/26 (c)	20	22,201
San Francisco Bay Area Rapid Transit District, Series F-1 (GO)
5.00%, 08/01/28	900	1,102,099
5.00%, 08/01/29 (c)	110	137,397
5.00%, 08/01/29 (c)	140	174,990
San Francisco Community College District (GO) 5.00%, 06/15/25	140	157,455
San Francisco County Transportation Authority (RB)
3.00%, 02/01/27 (c)	135	142,921
3.00%, 02/01/27 (c)	500	524,941
4.00%, 02/01/27 (c)	325	363,750
4.00%, 02/01/27	105	118,980
San Francisco Unified School District, Series B (GO) 4.00%, 06/15/28 (c)	2,000	2,293,931
San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	165	192,779
San Joaquin County, Administration Building Project (CP) (AGM)
5.00%, 11/15/27 (c)	520	619,213
5.00%, 11/15/27 (c)	500	599,381
San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	25	28,267
San Jose Evergreen Community College District (GO) 3.00%, 09/01/28 (c)	785	838,507
San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	230	270,607
San Marcos Unified School District (GO)
4.00%, 08/01/27 (c)	400	446,483
5.00%, 08/01/27 (c)	360	425,579
5.00%, 08/01/27 (c)	350	413,150
5.00%, 08/01/27 (c)	515	609,113

6

	Par (000’s)	Value
California (continued)
San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	$770	$855,932
Santa Clara County Financing Authority (RB)
4.00%, 05/01/31 (c)	840	998,498
5.00%, 05/01/31 (c)	3,855	4,953,134
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
4.00%, 05/15/25 (c)	760	823,914
4.00%, 05/15/25 (c)	400	433,370
Santa Clara Unified School District (GO)
3.00%, 07/01/26 (c)	100	104,777
3.00%, 07/01/26 (c)	1,535	1,603,077
Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	25	28,446
Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	500	527,885
Southern California Public Power Authority, Milford Wind Corridor Phase I Project (RB) 5.00%, 07/01/29	100	124,005
State of California (GO)
3.00%, 10/01/29 (c)	2,000	2,121,593
5.00%, 10/01/28	1,300	1,583,793
5.00%, 10/01/29	4,500	5,597,181
5.00%, 10/01/30	2,000	2,537,255
5.00%, 10/01/31	4,000	5,174,726
5.00%, 11/01/28 (c)	2,000	2,420,418
5.00%, 12/01/30 (c)	2,000	2,513,386
5.00%, 03/01/30 (c)	1,250	1,552,779
5.00%, 09/01/29	1,000	1,241,794
State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
5.00%, 12/01/26 (c)	50	58,657
5.00%, 12/01/26 (c)	275	323,321
State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
5.00%, 12/01/27 (c)	100	119,998
5.00%, 12/01/27 (c)	915	1,098,547
State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	365	452,017
State of California, Series CL (GO)
3.75%, 12/01/24 (c)	10	10,126
State of California, Various Purpose (GO)
3.00%, 10/01/29 (c)	350	367,505
3.12%, 04/01/29 (c)	1,575	1,664,282
	Par (000’s)	Value
California (continued)
4.00%, 11/01/27 (c)	$100	$112,271
4.00%, 11/01/30 (c)	3,445	4,014,811
4.00%, 03/01/29	2,000	2,325,076
4.00%, 03/01/30 (c)	2,000	2,289,041
4.00%, 03/01/30 (c)	9,500	10,899,445
4.00%, 08/01/26 (c)	700	767,672
4.00%, 08/01/26 (c)	130	142,450
5.00%, 10/01/28 (c)	300	365,160
5.00%, 10/01/29 (c)	3,425	4,247,015
5.00%, 10/01/29	1,000	1,243,818
5.00%, 10/01/29 (c)	2,340	2,906,244
5.00%, 11/01/27 (c)	1,020	1,214,846
5.00%, 11/01/27 (c)	1,000	1,191,633
5.00%, 11/01/27 (c)	2,645	3,148,657
5.00%, 11/01/27 (c)	2,480	2,959,772
5.00%, 11/01/28	400	488,142
5.00%, 11/01/30	1,000	1,270,564
5.00%, 11/01/30 (c)	1,610	2,027,410
5.00%, 04/01/24 (c)	500	540,149
5.00%, 04/01/26 (c)	1,075	1,226,338
5.00%, 04/01/28	710	855,983
5.00%, 04/01/29 (c)	3,500	4,277,677
5.00%, 04/01/29 (c)	150	183,636
5.00%, 04/01/29	1,735	2,136,509
5.00%, 04/01/30	2,590	3,254,927
5.00%, 04/01/31	380	486,944
5.00%, 04/01/32	4,270	5,563,418
5.00%, 08/01/26 (c)	905	1,039,915
5.00%, 08/01/26 (c)	115	131,982
5.00%, 08/01/26 (c)	150	173,209
5.00%, 08/01/26 (c)	1,165	1,342,509
5.00%, 08/01/26 (c)	190	218,057
5.00%, 08/01/27 (c)	950	1,124,707
5.00%, 08/01/27 (c)	3,785	4,489,857
5.00%, 08/01/27 (c)	2,445	2,897,477
5.00%, 08/01/28 (c)	275	332,888
5.00%, 08/01/28	750	910,619
5.00%, 08/01/28 (c)	2,745	3,303,365
5.00%, 09/01/23 (c)	345	367,179
5.00%, 09/01/25 (c)	30	33,788
5.00%, 09/01/26 (c)	125	144,167
5.00%, 09/01/26 (c)	150	173,577
State Public Works Board, Various Capital Projects, Series B (RB)
4.00%, 05/01/31 (c)	2,000	2,297,884
4.00%, 05/01/31 (c)	1,170	1,339,444
Stockton Unified School District (GO)
5.00%, 02/01/26 (c)	100	114,046
5.00%, 02/01/26 (c)	100	113,379
Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	335	378,708

7

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
California (continued)
Trustees of the California State University, Series A (RB)
4.00%, 05/01/26 (c)	$250	$277,957
5.00%, 05/01/26 (c)	410	472,557
Tuolumne Wind Project Authority, Series A (RB)
5.00%, 01/01/27	125	146,573
5.00%, 01/01/27 (c)	405	475,320
Turlock Irrigation District (RB)
5.00%, 01/01/30 (c)	500	620,611
5.00%, 01/01/30 (c)	1,000	1,244,816
University of California, Series AO (RB) 5.00%, 05/15/25 (c)	130	145,719
University of California, Series AR (RB) 5.00%, 05/15/26 (c)	10	11,506
University of California, Series AY (RB) 5.00%, 05/15/27 (c)	625	737,785
University of California, Series AZ (RB)
5.00%, 05/15/28 (c)	310	374,367
5.00%, 05/15/28 (c)	275	333,263
University of California, Series BE (RB) 5.00%, 05/15/30 (c)	1,500	1,862,892
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,170	1,406,306
West Basin Municipal Water District, Series A (RB)
5.00%, 02/01/26 (c)	155	177,161
5.00%, 02/01/26 (c)	100	114,550
West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	20	22,489
		294,250,138
Colorado: 2.4%
Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	540	629,915
Board of Governors of Colorado State University System (RB)
5.00%, 03/01/28 (c)	510	612,186
5.00%, 03/01/28 (c)	935	1,112,789
Board of Water Commissioners City & County of Denver/The (RB) 5.00%, 12/15/31 (c)	1,500	1,958,005
Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,050	1,188,820
Cherry Creek School District No. 5 (GO) (SAW) 5.00%, 12/15/25 (c)	1,000	1,135,383
	Par (000’s)	Value
Colorado (continued)
City and County of Denver, Acting By and Through its Board of Water Commissioners, Series A (RB) 5.00%, 12/15/29	$5,700	$7,185,164
City and County of Denver, Series A (RB)
4.00%, 08/01/31 (c)	1,255	1,471,132
5.00%, 08/01/26 (c)	150	173,067
City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	200	132,959
City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/26 (c)	500	580,916
City of Colorado Springs, Utilities System, Series A-1 (RB)
5.00%, 11/15/27 (c)	110	131,391
5.00%, 11/15/27 (c)	120	142,822
5.00%, 11/15/27 (c)	100	119,019
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	155	185,770
Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	115	133,579
Denver City & County School District No 1 (GO) (SAW) 5.00%, 12/01/30 (c)	1,000	1,269,781
Denver City and County School District No. 1 (GO) (SAW) 4.00%, 12/01/30 (c)	3,000	3,523,201
Denver Convention Center Hotel Authority (RB)
5.00%, 12/01/26 (c)	250	286,793
5.00%, 12/01/26 (c)	570	651,028
El Paso County School District No. 20 (GO) (SAW) 5.00%, 12/15/26 (c)	295	343,851
Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,110	1,364,248
Mesa County Valley School District No. 51 (GO) (SAW)
5.00%, 12/01/27 (c)	500	597,824
5.00%, 12/01/27 (c)	500	599,369
5.25%, 12/01/27 (c)	200	241,663
Metro Wastewater Reclamation District (RB) (SAW) 3.00%, 04/01/30 (c)	2,000	2,145,907
Pueblo City Schools (GO) (SAW) 3.00%, 12/15/29 (c)	500	538,123
Regents of the University of Colorado, Series B-1 (RB) 4.00%, 06/01/26 (c)	540	603,077

8

	Par (000’s)	Value
Colorado (continued)
Regional Transportation District, Series B (RB)
5.00%, 11/01/27 (c)	$100	$118,920
5.00%, 11/01/27 (c)	1,995	2,370,050
Regional Transportation District, Tax-Exempt Sales Tax, Series B (RB) 5.00%, 11/01/28	1,000	1,222,507
State of Colorado (CP) 5.00%, 12/15/31 (c)	2,000	2,572,549
State of Colorado, Series A (CP) 4.00%, 12/15/31 (c)	1,750	2,040,211
State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	410	476,157
State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	190	228,174
University of Colorado, Series A-2 (RB)
3.00%, 06/01/24 (c)	800	821,922
4.00%, 06/01/28 (c)	500	576,836
5.00%, 06/01/27	250	297,117
5.00%, 06/01/28	155	188,057
Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/29 (c)	2,165	2,692,559
Windy Gap Firming Project Water Activity Enterprise (RB) 5.00%, 07/15/31 (c)	1,000	1,279,319
		43,942,160
Connecticut: 2.2%
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW) 1.70%, 05/15/30 (c)	1,290	1,200,377
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series C-1 (RB) 2.05%, 11/15/29 (c)	260	245,208
Connecticut Housing Finance Authority, Series A-1 (RB)
3.65%, 11/15/26 (c)	95	96,622
3.88%, 11/15/26 (c)	35	35,467
Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	390	404,195
Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	190	193,170
Connecticut State Health and Educational Facilities Authority, Hardford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 01/01/30 (c)	335	410,763
	Par (000’s)	Value
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	$250	$269,920
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
4.00%, 07/01/29 (c)	625	696,702
4.00%, 07/01/29 (c)	525	584,512
5.00%, 07/01/29 (c)	2,200	2,627,928
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series B-1 (RB) (AGM) 5.00%, 07/01/29	1,000	1,245,602
Metropolitan District/The (GO) 4.00%, 09/01/31 (c)	800	937,338
South Central Connecticut Regional Water Authority, Series B (RB) 5.00%, 08/01/26 (c)	25	28,939
State of Connecticut (GO) 3.00%, 01/15/31 (c)	2,200	2,363,924
State of Connecticut Special Tax Revenue (RB)
4.00%, 05/01/31 (c)	1,500	1,730,769
5.00%, 05/01/31	1,650	2,101,550
State of Connecticut, Series A (GO)
3.00%, 01/15/31 (c)	1,000	1,051,099
4.00%, 01/15/31	1,780	2,095,122
5.00%, 04/15/27 (c)	680	798,160
5.00%, 04/15/28 (c)	1,000	1,199,331
State of Connecticut, Series A (GO) (SBG) 5.00%, 04/15/29	1,000	1,227,798
State of Connecticut, Series A (RB) 5.00%, 05/01/27 (c)	350	409,889
State of Connecticut, Series B (GO) 5.00%, 04/15/27	135	159,497
State of Connecticut, Series C (GO)
4.00%, 06/01/30 (c)	850	977,075
4.00%, 06/15/28 (c)	1,205	1,368,508
State of Connecticut, Series E (GO)
3.00%, 10/15/26 (c)	395	419,220
5.00%, 09/15/28 (c)	1,665	2,023,180
State of Connecticut, Special Tax Obligation, Series A (RB)
4.00%, 09/01/26 (c)	785	860,183
5.00%, 01/01/28 (c)	190	224,183
5.00%, 05/01/31 (c)	1,500	1,893,440
5.00%, 09/01/26 (c)	200	229,712
5.00%, 09/01/26 (c)	475	545,791

9

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Connecticut (continued)
State of Connecticut, Special Tax Obligation, Series A (ST ) 5.00%, 05/01/30 (c)	$2,500	$3,084,655
State of Connecticut, Special Tax Obligation, Series B (RB)
5.00%, 10/01/28	1,505	1,827,168
5.00%, 09/01/26 (c)	335	387,494
State of Connecticut, Special Tax, Series B (RB) 5.00%, 09/01/26 (c)	275	318,754
State of Connecticut, State Revolving Fund, Series A (RB)
5.00%, 02/01/29 (c)	275	336,847
5.00%, 05/01/27 (c)	1,000	1,172,762
University of Connecticut, Series A (RB)
5.00%, 01/15/27 (c)	745	863,384
5.00%, 01/15/27 (c)	335	389,957
5.00%, 11/01/28 (c)	730	880,037
5.00%, 11/01/28 (c)	500	601,546
5.00%, 04/15/28 (c)	1,000	1,201,664
		41,719,442
Delaware: 0.5%
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	180	189,024
State of Delaware (GO)
2.00%, 02/01/31 (c)	1,000	959,002
2.00%, 02/01/31 (c)	1,000	980,732
3.00%, 02/01/31 (c)	1,000	1,101,752
3.12%, 03/01/27 (c)	505	544,172
4.00%, 03/01/27 (c)	500	560,617
State of Delaware, Series A (GO)
2.00%, 01/01/30 (c)	650	626,680
5.00%, 01/01/30 (c)	1,000	1,254,889
5.00%, 10/01/28	810	994,886
5.00%, 02/01/28 (c)	500	601,962
5.00%, 02/01/28	500	605,102
		8,418,818
District of Columbia: 2.0%
District of Columbia (RB) (SAW) 5.00%, 12/01/29 (c)	2,250	2,755,748
District of Columbia Federal Highway Grant Anticipation (RB) 5.00%, 12/01/27	600	717,759
District of Columbia, Georgetown University Issue (RB)
5.00%, 04/01/27 (c)	645	747,413
5.00%, 04/01/27 (c)	105	122,254
District of Columbia, Series A (GO)
5.00%, 06/01/26 (c)	30	34,533
5.00%, 06/01/26 (c)	210	242,400
5.00%, 06/01/26 (c)	290	332,896
5.00%, 06/01/26 (c)	250	287,093
	Par (000’s)	Value
District of Columbia (continued)
5.00%, 06/01/27 (c)	$2,500	$2,942,965
5.00%, 06/01/27 (c)	580	682,768
5.00%, 06/01/27 (c)	170	200,122
5.00%, 06/01/28 (c)	750	907,183
District of Columbia, Series A (RB) 5.00%, 09/01/29 (c)	1,000	1,238,965
District of Columbia, Series C (RB)
5.00%, 10/01/27	225	269,792
5.00%, 05/01/30 (c)	1,000	1,251,352
5.00%, 05/01/30	250	316,227
District of Columbia, Series D (GO)
4.00%, 06/01/27 (c)	500	562,272
5.00%, 12/01/26 (c)	125	146,836
5.00%, 12/01/26 (c)	160	187,622
5.00%, 12/01/26 (c)	20	23,341
5.00%, 06/01/27 (c)	500	588,593
5.00%, 06/01/27 (c)	1,500	1,779,300
District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	25	29,176
Metropolitan Washington Airports Authority, Airport System, Series B (RB) 5.00%, 10/01/28	560	678,300
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) (AGM) 4.00%, 10/01/29 (c)	250	280,082
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) 4.00%, 10/01/29 (c)	250	279,800
Washington Convention & Sports Authority (RB) 5.00%, 10/01/27 (c)	2,545	2,974,403
Washington Metropolitain Area Transit Authority, Series A (RB)
5.00%, 07/15/30 (c)	1,400	1,744,847
5.00%, 07/15/31 (c)	2,000	2,540,075
Washington Metropolitan Area Transit Authority (RB)
4.00%, 07/15/31 (c)	4,000	4,743,311
5.00%, 07/01/27	275	326,219
5.00%, 07/01/27 (c)	175	207,193
Washington Metropolitan Area Transit Authority, Series A-1 (RB)
5.00%, 07/01/27 (c)	140	164,240
5.00%, 07/01/27	330	391,463
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/27 (c)	550	643,986
5.00%, 07/01/27 (c)	810	947,500

10

	Par (000’s)	Value
District of Columbia (continued)
5.00%, 07/01/27 (c)	$300	$351,604
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/27 (c)	555	652,354
5.00%, 07/01/27	240	284,700
5.00%, 07/01/27 (c)	1,205	1,410,914
5.00%, 07/01/27 (c)	650	762,544
5.00%, 07/01/27 (c)	880	1,029,880
		36,780,025
Florida: 3.5%
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series B-1 (RB) 5.00%, 12/01/29 (c)	490	601,741
Central Florida Expressway Authority (RB) (BAM) 3.00%, 07/01/27 (c)	520	547,718
City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	175	207,841
City of Gainesville, Utilities System, Series A (RB)
5.00%, 10/01/27 (c)	500	591,447
5.00%, 10/01/27 (c)	195	230,780
City of Jacksonville, Series A (RB) 5.00%, 10/01/29 (c)	1,095	1,366,137
City of Jacksonville, Series A (RB) (AGM) 5.00%, 10/01/29	1,000	1,234,886
City of Jacksonville, Series B (RB) 5.00%, 10/01/26 (c)	250	290,641
City of Jacksonville, Transportation Revenue (RB) 5.00%, 10/01/25 (c)	210	237,451
City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	540	624,593
City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	560	656,867
County of Miami-Dade (RB)
0.00%, 10/01/26 (c) ^	400	295,192
0.00%, 10/01/26 (c) ^	565	434,116
5.00%, 10/01/26	640	744,671
5.00%, 10/01/26 (c)	1,115	1,289,159
5.00%, 10/01/26 (c)	510	592,407
County of Miami-Dade FL Water & Sewer System Revenue (RB) 4.00%, 04/01/31 (c)	1,475	1,718,176
County of Miami-Dade, Aviation Revenue, Series A (RB) 5.00%, 10/01/26 (c)	100	115,716
	Par (000’s)	Value
Florida (continued)
5.00%, 10/01/26 (c)	$460	$532,472
County of Miami-Dade, Building Better Communities Program, Series A (GO)
5.00%, 07/01/25 (c)	100	112,578
5.00%, 07/01/26 (c)	100	116,107
5.00%, 07/01/26 (c)	520	600,850
5.00%, 07/01/26 (c)	280	323,015
5.00%, 07/01/26 (c)	555	639,747
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW) 4.00%, 07/01/30 (c)	1,600	1,853,289
County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
3.12%, 04/01/26 (c)	260	274,614
5.00%, 04/01/26 (c)	520	597,518
County of Miami-Dade, Expressway Authority Toll System, Series A (RB)
5.00%, 07/01/26 (c)	25	28,575
5.00%, 07/01/26 (c)	105	120,306
County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	250	276,498
County of Miami-Dade, Water and Sewer System (RB)
5.00%, 10/01/27 (c)	800	957,812
5.00%, 04/01/31 (c)	3,500	4,473,011
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/27 (c)	370	392,505
5.00%, 10/01/25 (c)	605	681,307
County of Orange, Water and Wastewater Utility System (RB)
5.00%, 10/01/30 (c)	1,000	1,266,628
5.00%, 10/01/30 (c)	1,000	1,267,121
Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/27	125	148,353
Florida Department of Management Services (CP)
3.00%, 11/01/31 (c)	1,000	1,062,592
5.00%, 11/01/31 (c)	500	642,644
Florida Department of Management Services, Series A (CP)
5.00%, 11/01/27	175	208,961
5.00%, 08/01/25	105	118,452
Florida Department of Management Services, Series A (RB) 5.00%, 09/01/27 (c)	425	508,615

11

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Florida (continued)
Florida Development Finance Corp. (RB) 4.00%, 11/15/31 (c)	$2,000	$2,330,449
Florida Housing Finance Corp., Series 1 (RB)
3.25%, 01/01/27 (c)	165	170,365
3.60%, 01/01/27 (c)	315	322,877
Florida Housing Finance Corp., Series 2 (RB)
2.10%, 01/01/30 (c)	980	954,562
3.20%, 07/01/25 (c)	275	279,327
Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
5.00%, 10/01/26 (c)	125	144,647
5.00%, 10/01/27	470	558,482
JEA Electric System, Series B (RB)
3.38%, 10/01/22 (c)	175	176,734
5.00%, 10/01/27 (c)	885	1,039,525
JEA Electric System, Series Three B (RB) 5.00%, 10/01/27 (c)	850	1,009,005
JEA Electric, Series B (RB) 5.00%, 10/01/27 (c)	610	726,664
Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	605	730,880
Manatee County School District (RB) (AGM) 5.00%, 04/01/27 (c)	160	187,986
Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	420	457,935
Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	410	471,122
Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	310	350,284
Orange County, Tourist Development Tax (RB)
5.00%, 10/01/25 (c)	100	112,878
5.00%, 10/01/26	190	220,235
5.00%, 10/01/27	360	426,056
5.00%, 10/01/29	280	343,513
5.00%, 10/01/30	490	611,766
Orange County, Tourist Development Tax, Series B (RB) 5.00%, 10/01/26 (c)	500	577,493
Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	120	142,019
Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	350	404,261
	Par (000’s)	Value
Florida (continued)
Palm Beach County School Board, Series A (CP)
5.00%, 08/01/27	$120	$142,417
5.00%, 08/01/30 (c)	275	343,331
Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	695	840,537
Pasco County School Board, Series C (CP) (AGM) 5.00%, 08/01/30 (c)	1,000	1,241,536
Polk County School District (RB) (SAW) 5.00%, 10/01/29 (c)	1,000	1,249,336
Polk County, School District (RB) 5.00%, 10/01/29 (c)	100	124,571
Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	175	206,893
School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	125	131,802
School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	720	804,931
School Board of Miami-Dade County, Series D (CP)
5.00%, 02/01/26 (c)	265	301,890
5.00%, 02/01/26	165	187,969
South Broward Hospital District (RB) 5.00%, 05/01/26 (c)	435	499,235
South Miami Health Facilities Authority (RB)
5.00%, 08/15/27 (c)	800	941,882
5.00%, 08/15/27 (c)	710	838,807
State of Florida Department of Transportation (RB) 3.00%, 07/01/30 (c)	1,000	1,082,445
State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
4.00%, 06/01/28 (c)	650	745,785
5.00%, 06/01/28 (c)	795	968,310
State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/27 (c)	400	475,613
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
4.00%, 06/01/26 (c)	725	803,858
4.00%, 06/01/26 (c)	500	553,053
4.00%, 06/01/27 (c)	780	882,266
5.00%, 06/01/27	585	693,927
5.00%, 06/01/28 (c)	145	176,825

12

	Par (000’s)	Value
Florida (continued)
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AMBAC) 3.00%, 06/01/29 (c)	$510	$557,154
State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
5.00%, 06/01/26 (c)	10	11,584
5.00%, 06/01/28	105	127,252
State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO) 2.38%, 06/01/26 (c)	590	605,050
State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO) 5.00%, 06/01/26 (c)	135	156,384
State of Florida, Department of Transportation Financing Corp. (RB) 3.00%, 07/01/30 (c)	1,000	1,071,760
State of Florida, Department of Transportation Financing Corp., Series B (RB) 5.00%, 07/01/28 (c)	115	138,761
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	880	1,103,356
State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
3.00%, 07/01/27 (c)	555	591,764
3.00%, 07/01/27 (c)	600	633,248
5.00%, 07/01/26 (c)	40	46,536
State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	750	915,920
State of Florida, Department of Transportation, Turnpike, Series A (RB) 5.00%, 07/01/28 (c)	580	704,737
State of Florida, Department of Transportation, Turnpike, Series C (RB) 5.00%, 07/01/26 (c)	740	853,682
Volusia County School Board, Master Lease Program, Series B (CP) 5.00%, 08/01/24 (c)	280	306,057
	Par (000’s)	Value
Florida (continued)
West Palm Beach Community Redevelopment Agency (TA) (SBG) 5.00%, 03/01/29 (c)	$1,000	$1,215,131
		65,007,769
Georgia: 2.1%
Augusta, Water and Sewer (RB) 3.00%, 10/01/27 (c)	420	444,035
City of Atlanta, Airport Passenger Facility Charge (RB) 5.00%, 07/01/29 (c)	500	612,274
City of Atlanta, Water and Wastewater (RB) 4.00%, 11/01/29 (c)	200	231,985
Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	250	287,596
Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	750	869,438
County of Fulton, Water and Sewerage, Series A (RB) 3.00%, 01/01/30 (c)	3,000	3,189,131
Forsyth County School District (GO)
5.00%, 02/01/28 (c)	1,000	1,196,974
5.00%, 02/01/28 (c)	1,000	1,204,477
5.00%, 02/01/29	1,045	1,292,566
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
5.00%, 02/15/27 (c)	425	493,129
5.00%, 02/15/27 (c)	225	260,243
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	925	949,030
Georgia State Road and Tollway Authority (RB)
5.00%, 06/01/28	500	604,954
5.00%, 06/01/30 (c)	2,550	3,187,451
5.00%, 06/01/30 (c)	2,000	2,495,266
Georgia State Road and Tollway Authority, Series A (RB) 4.00%, 07/15/31 (c)	3,255	3,891,482
Main Street Natural Gas, Inc. (RB) 5.00%, 05/15/38	1,000	1,330,241
Municipal Electric Authority of Georgia, Series A (RB) 5.00%, 07/01/26 (c)	200	229,211
Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/29 (c)	500	614,139

13

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Georgia (continued)
Private Colleges and Universities Authority, Emory University, Series B (RB) 4.00%, 09/01/30 (c)	$350	$403,051
Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
3.00%, 07/01/26 (c)	345	358,894
5.00%, 07/01/26 (c)	250	287,364
5.00%, 07/01/26 (c)	375	429,319
State of Georgia, Series A (GO)
4.00%, 08/01/30 (c)	935	1,106,160
5.00%, 02/01/26	125	143,662
5.00%, 02/01/26 (c)	680	780,269
5.00%, 02/01/27 (c)	1,200	1,410,237
5.00%, 02/01/27 (c)	150	176,541
5.00%, 02/01/27 (c)	350	412,089
5.00%, 08/01/28	2,815	3,445,160
5.00%, 08/01/29	2,500	3,121,420
State of Georgia, Series C (GO)
5.00%, 07/01/27 (c)	3,000	3,565,743
5.00%, 07/01/27	130	155,186
		39,178,717
Hawaii: 1.1%
City and County of Honolulu Wastewater System Revenue (RB) 5.00%, 07/01/29 (c)	875	1,076,653
City and County of Honolulu, Rail Transit Project, Series B (GO) 5.00%, 03/01/30 (c)	1,275	1,596,741
City and County of Honolulu, Rail Transit Project, Series B (GO) (SD CRED PROG) 5.00%, 03/01/30	350	439,450
City and County of Honolulu, Series B (GO) 5.00%, 09/01/27 (c)	1,015	1,199,704
City and County of Honolulu, Series C (GO)
4.00%, 08/01/29 (c)	750	868,545
5.00%, 10/01/29	1,000	1,247,084
City and County of Honolulu, Series C (GO) (BAM) 4.00%, 08/01/29 (c)	120	139,100
City and County of Honolulu, Wastewater System, Series A (RB)
4.00%, 07/01/26 (c)	970	1,067,141
5.00%, 07/01/26 (c)	1,015	1,165,763
City and County of Honolulu, Wastewater System, Series B (RB)
4.00%, 07/01/26 (c)	100	109,925
5.00%, 07/01/29 (c)	395	488,115
State of Hawaii (RB)
5.00%, 01/01/31 (c)	2,250	2,844,123
	Par (000’s)	Value
Hawaii (continued)
State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	$175	$196,699
State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	295	339,499
State of Hawaii, Series FH (GO)
5.00%, 10/01/26 (c)	375	438,180
5.00%, 10/01/26 (c)	15	17,483
State of Hawaii, Series FK (GO)
5.00%, 05/01/27 (c)	690	808,067
5.00%, 05/01/27 (c)	130	152,459
State of Hawaii, Series FN (GO)
5.00%, 10/01/27 (c)	500	594,728
5.00%, 10/01/27 (c)	105	125,460
State of Hawaii, Series FT (GO)
4.00%, 01/01/28 (c)	295	333,339
5.00%, 01/01/28 (c)	1,150	1,373,851
5.00%, 01/01/28 (c)	280	335,038
5.00%, 01/01/28 (c)	405	483,614
5.00%, 10/01/27 (c)	1,020	1,210,197
State of Hawaii, Series FW (GO) 5.00%, 01/01/29	1,180	1,444,825
University of Hawaii, Series E (RB)
5.00%, 10/01/26 (c)	240	277,252
5.00%, 10/01/26 (c)	285	329,516
		20,702,551
Idaho: 0.0%
Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	500	582,545
Illinois: 4.1%
Chicago Board of Education (ST ) 5.75%, 04/01/27 (c)	235	274,215
Chicago O’Hare International Airport, Series A (RB)
5.00%, 01/01/27 (c)	175	203,521
5.00%, 01/01/30 (c)	1,000	1,216,187
Chicago O’Hare International Airport, Series B (RB)
5.00%, 01/01/25 (c)	495	544,300
5.00%, 01/01/27 (c)	365	424,409
5.00%, 01/01/27 (c)	470	546,405
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	135	153,656
City of Chicago IL (GO)
4.00%, 01/01/30	358	397,371
4.00%, 01/01/31	879	987,120
4.50%, 01/01/32 (c)	406	465,171
5.00%, 01/01/30	2,000	2,369,495
5.00%, 01/01/31 (c)	1,000	1,195,987

14

	Par (000’s)	Value
Illinois (continued)
City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST ) 5.75%, 04/01/27 (c)	$100	$116,890
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	200	234,337
City of Chicago, Wastewater Transmission, Series B (RB) 5.00%, 01/01/27 (c)	750	864,007
City of Chicago, Water Revenue, Second Lien (RB) 5.00%, 11/01/27 (c)	1,140	1,356,386
City of Chicago, Water Revenue, Second Lien (RB) (AGM) 5.25%, 11/01/27 (c)	180	214,665
City of Springfield, Electric Revenue, Senior Lien (RB) 5.00%, 03/01/25 (c)	425	471,893
City of Springfield, Electric Revenue, Senior Lien (RB) (AGM) 5.00%, 03/01/25 (c)	15	16,564
Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	210	232,821
Cook County, Series A (GO)
5.00%, 11/15/26 (c)	325	374,130
5.00%, 11/15/26 (c)	250	290,165
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/26 (c)	165	181,098
4.00%, 01/01/26 (c)	100	110,319
4.00%, 01/01/31 (c)	750	880,169
5.00%, 01/01/26	135	153,955
5.00%, 01/01/26 (c)	685	780,619
5.00%, 01/01/27 (c)	700	812,492
5.00%, 01/01/27 (c)	400	469,452
5.00%, 01/01/27 (c)	140	163,364
5.00%, 01/01/31 (c)	750	946,308
5.00%, 07/01/29 (c)	1,155	1,424,806
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/29 (c)	1,400	1,730,697
Illinois Finance Authority, Mercy Health Corp. (RB)
4.00%, 06/01/26 (c)	90	98,597
4.00%, 06/01/26 (c)	160	175,424
5.00%, 06/01/26 (c)	250	285,397
5.00%, 06/01/26 (c)	130	149,053
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB)
5.00%, 08/15/30 (c)	1,000	1,249,028
5.00%, 08/15/30 (c)	1,365	1,705,697
5.00%, 08/15/30 (c)	1,295	1,615,703
	Par (000’s)	Value
Illinois (continued)
Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB)
3.00%, 01/15/28 (c)	$1,325	$1,398,372
5.00%, 07/15/27	535	633,980
Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB) 5.00%, 05/15/25 (c)	125	138,281
Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	500	513,510
Illinois Housing Development Authority, Series C (RB)
2.80%, 10/01/28 (c)	540	556,139
3.10%, 02/01/26 (c)	290	293,374
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 01/01/28 (c)	510	606,167
5.00%, 01/01/29	175	212,485
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/30 (c)	1,000	1,245,622
Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
5.00%, 01/01/24 (c)	120	128,810
5.00%, 01/01/24 (c)	215	230,657
Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
5.00%, 01/01/24 (c)	450	482,948
5.00%, 01/01/24 (c)	410	441,075
5.00%, 01/01/24 (c)	190	203,949
5.00%, 01/01/24 (c)	335	359,660
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
5.00%, 12/01/26 (c)	780	906,311
5.00%, 12/01/26 (c)	115	133,973
Northern Illinois Municipal Power Agency, Series A (RB)
4.00%, 12/01/26 (c)	1,235	1,367,338
5.00%, 12/01/26 (c)	990	1,151,322
5.00%, 12/01/26 (c)	555	646,565
Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/26 (c)	565	643,122
Regional Transportation Authority of Illinois, Series A (RB)
5.00%, 07/01/27 (c)	1,645	1,958,949
5.00%, 07/01/27 (c)	500	593,700
Sales Tax Securitization Corp., Series A (RB)
5.00%, 01/01/28 (c)	585	686,960
5.00%, 01/01/28 (c)	1,150	1,349,705

15

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Illinois (continued)
5.00%, 01/01/28 (c)	$570	$665,714
5.00%, 01/01/28 (c)	250	292,211
5.00%, 01/01/28 (c)	250	292,072
Sales Tax Securitization Corp., Series A (RB) (BAM) 5.00%, 01/01/30 (c)	155	189,766
State of Illinois (GO)
3.50%, 06/01/26 (c)	685	726,426
4.00%, 03/01/31 (c)	1,000	1,096,842
4.12%, 11/01/26 (c)	360	393,888
5.00%, 11/01/26 (c)	305	346,085
5.00%, 02/01/27 (c)	1,890	2,151,615
5.00%, 06/01/26 (c)	370	418,940
State of Illinois (GO) (AGC) 5.50%, 05/01/30	800	990,461
State of Illinois (RB)
3.00%, 06/15/26 (c)	495	504,436
3.00%, 06/15/26 (c)	320	325,493
3.00%, 06/15/26 (c)	680	694,909
State of Illinois Sales Tax (RB) 5.00%, 06/15/31	1,500	1,835,322
State of Illinois Sales Tax (RB) (BAM) 3.00%, 06/15/31 (c)	3,000	3,085,167
State of Illinois Sales Tax Revenue (RB) 5.00%, 06/15/30	1,000	1,206,984
State of Illinois, Series A (GO)
5.00%, 12/01/27 (c)	1,000	1,143,067
5.00%, 03/01/31 (c)	1,000	1,208,315
5.00%, 03/01/31	500	606,832
5.00%, 05/01/28 (c)	2,250	2,597,273
5.25%, 12/01/27 (c)	1,200	1,395,578
State of Illinois, Series A (RB) 5.00%, 06/15/26 (c)	100	113,777
State of Illinois, Series B (GO)
5.00%, 11/01/29 (c)	1,000	1,195,362
5.00%, 09/01/27	515	594,968
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	4,105	4,717,679
State of Illinois, Series D (GO) 5.00%, 11/01/27 (c)	3,910	4,511,177
State of Illinois, Series D (RB) 5.00%, 06/15/26 (c)	620	698,228
		76,763,434
Indiana: 0.9%
Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	15	17,315
Indiana Finance Authority (RB) 4.00%, 10/01/31 (c)	2,500	2,954,306
Indiana Finance Authority (RB) (SAW) 1.40%, 08/01/26 (c)	2,000	1,874,520
Indiana Finance Authority Highway, Series C (RB)
5.00%, 12/01/26 (c)	340	398,348
5.00%, 12/01/26 (c)	160	187,950
	Par (000’s)	Value
Indiana (continued)
5.00%, 06/01/28	$420	$510,708
Indiana Finance Authority, Parkview Health, Series A (RB) 5.00%, 11/01/27	250	297,302
Indiana Finance Authority, Series A (RB)
5.00%, 02/01/28 (c)	200	240,875
5.00%, 02/01/29 (c)	220	269,593
5.00%, 02/01/29 (c)	175	214,617
Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	130	149,134
Indiana Finance Authority, Series C (RB)
5.00%, 02/01/28 (c)	610	736,732
5.00%, 02/01/28 (c)	1,000	1,208,952
Indiana Finance Authority, Series E (RB)
5.00%, 02/01/29 (c)	1,250	1,531,778
5.00%, 02/01/29 (c)	105	128,921
5.00%, 06/01/29	935	1,160,407
5.00%, 08/01/26 (c)	160	186,503
5.00%, 08/01/26 (c)	100	116,278
5.00%, 08/01/26 (c)	1,000	1,164,212
Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	20	20,048
Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/28 (c)	250	298,073
Indianapolis Local Public Improvement Bond Bank, Courhouse and Jail Project, Series A (RB)
5.00%, 02/01/29 (c)	1,715	2,092,178
5.00%, 02/01/29	710	870,253
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series C (RB) 4.00%, 01/01/28 (c)	160	180,072
Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	185	213,543
		17,022,618
Iowa: 0.3%
Iowa Finance Authority (RB)
5.00%, 08/01/26	110	127,749
5.00%, 08/01/27 (c)	1,000	1,181,585
5.00%, 08/01/27 (c)	1,000	1,189,717
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/31 (c)	500	642,530
5.00%, 08/01/31 (c)	1,000	1,284,247
Southeast Polk Community School District, Series A (GO) 2.00%, 05/01/28 (c)	1,000	966,546

16

	Par (000’s)	Value
Iowa (continued)
State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	$125	$144,228
		5,536,602
Kansas: 0.5%
Butler County Unified School District No. 385 (GO)
4.00%, 09/01/27 (c)	500	562,957
4.00%, 09/01/27 (c)	300	336,922
County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/27 (c)	750	849,573
Johnson and Miami Counties Unified School District No. 230 (GO) 4.00%, 09/01/26 (c)	210	230,889
Kansas Development Finance Authority, AdventHealth Obligated Group, Series A (RB) 5.00%, 11/15/31 (p)	3,950	5,027,659
Kansas Development Finance Authority, State of Kansas Projects, Series A (RB) 5.00%, 05/01/23 (c)	380	399,048
Seward County Unified School District No. 480, Series B (GO) 5.00%, 09/01/25 (c)	125	141,581
State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
5.00%, 09/01/27 (c)	775	916,030
5.00%, 09/01/27 (c)	630	745,753
5.00%, 09/01/27 (c)	150	177,033
State of Kansas, Department of Transportation, Highway Revenue, Series B (RB) 5.00%, 09/01/25 (c)	295	333,909
Wyandotte County, Unified School District No. 500, Series A (GO) 4.00%, 09/01/26 (c)	250	275,565
		9,996,919
Kentucky: 0.3%
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	200	226,304
Kentucky State Property and Building Commission No. 119 (RB) 5.00%, 05/01/28	100	120,116
Kentucky State Property and Building Commission No. 119 (RB) (BAM) 5.00%, 05/01/28 (c)	1,285	1,535,001
Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	165	189,813
	Par (000’s)	Value
Kentucky (continued)
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
5.00%, 10/01/26 (c)	$290	$333,602
5.00%, 10/01/26 (c)	55	63,403
Louisville/Jefferson County Metro Government Health System, Series D (RB) 5.00%, 10/01/29 (c) (p)	1,000	1,230,046
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	20	22,891
University of Kentucky, Series A (RB)
3.00%, 04/01/26 (c)	770	804,073
4.00%, 04/01/26 (c)	500	551,346
		5,076,595
Louisiana: 1.0%
City of New Orleans LA (GO) 5.00%, 12/01/30 (c)	1,000	1,252,745
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM) 4.00%, 12/01/28 (c)	250	279,456
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AGM) 5.00%, 12/01/29 (c)	615	766,945
Jefferson Sales Tax District, Series B (RB) (AGM)
4.00%, 12/01/29 (c)	500	577,953
5.00%, 12/01/27 (c)	280	333,058
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	2,620	2,786,836
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
3.25%, 10/01/27 (c)	200	211,786
5.00%, 10/01/27 (c)	990	1,159,944
Louisiana Public Facilities Authority (RB) 5.00%, 04/01/30 (c)	1,000	1,219,018
Louisiana Public Facilities Authority, Tulane University, Series A (RB) (AGM) 5.00%, 04/01/30 (c)	1,000	1,220,145
State of Louisiana (GO)
5.00%, 03/01/31 (c)	750	949,109
5.00%, 03/01/31 (c)	1,000	1,255,925
State of Louisiana, Series A (GO) 3.50%, 04/01/27 (c)	150	161,091

17

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Louisiana (continued)
5.00%, 03/01/29 (c)	$115	$140,339
5.00%, 03/01/30 (c)	930	1,154,280
5.00%, 04/01/27 (c)	565	662,903
5.00%, 09/01/26 (c)	640	741,827
State of Louisiana, Series A (GO) (BAM)
5.00%, 03/01/30 (c)	910	1,128,877
5.00%, 03/01/30 (c)	425	525,406
State of Louisiana, Series A (RB) 5.00%, 09/01/27	385	457,097
State of Louisiana, Series B (GO)
5.00%, 10/01/27	150	178,688
5.00%, 08/01/26 (c)	205	237,980
5.00%, 08/01/26 (c)	200	231,418
State of Louisiana, Series D (GO)
3.00%, 09/01/26 (c)	200	209,396
5.00%, 09/01/26 (c)	100	116,007
		17,958,229
Maryland: 3.4%
City of Baltimore, Consolidated Public Improvement, Series B (GO)
5.00%, 10/15/27	280	335,702
5.00%, 10/15/27 (c)	250	298,648
County of Baltimore (GO)
4.00%, 03/01/30 (c)	1,140	1,340,034
5.00%, 03/01/30 (c)	325	408,972
5.00%, 03/01/30	945	1,192,229
County of Baltimore (GO) (AGC) 4.00%, 03/01/29 (c)	1,925	2,223,392
County of Baltimore (GO) (FANNIE MAE) 5.00%, 03/01/28	1,250	1,514,014
County of Montgomery, Series A (GO)
3.00%, 08/01/30 (c)	750	821,350
5.00%, 12/01/24 (c)	20	22,159
County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,070	1,209,850
Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	15	17,079
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB)
5.00%, 05/01/26 (c)	250	286,834
5.00%, 05/01/26 (c)	250	286,900
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,000	1,193,924
	Par (000’s)	Value
Maryland (continued)
Maryland Transportation Authority (RB)
3.00%, 07/01/27 (c)	$510	$540,411
3.00%, 07/01/27 (c)	300	317,787
3.00%, 09/01/27 (c)	500	533,924
Maryland Transportation Authority Transportation Facilities Projects, Series A (RB) 5.00%, 07/01/30	1,900	2,399,209
Prince George’s County, Series A (GO)
5.00%, 07/15/28 (c)	1,150	1,398,130
5.00%, 07/15/28 (c)	2,500	3,025,743
5.00%, 07/15/28	1,000	1,221,272
Prince George’s County, Series A (GO) (SAW) 4.00%, 07/15/28 (c)	1,000	1,152,153
State of Maryland (GO)
5.00%, 08/01/30 (c)	1,125	1,424,234
5.00%, 08/01/31 (c)	1,400	1,812,912
State of Maryland Department of Transportation (RB) 2.12%, 10/01/29 (c)	2,000	1,912,031
State of Maryland, Department of Transportation (RB)
3.00%, 11/01/24 (c)	520	545,023
3.00%, 11/01/24 (c)	1,000	1,049,387
3.12%, 05/01/25 (c)	855	903,123
4.00%, 05/01/25 (c)	780	848,744
4.00%, 05/01/28 (c)	750	857,383
State of Maryland, Department of Transportation (RB) (SAW) 2.12%, 10/01/27 (c)	2,340	2,380,417
State of Maryland, State and Local Facilities Loan, First Series (GO)
4.00%, 06/01/24 (c)	485	517,432
5.00%, 03/15/28 (c)	1,000	1,206,595
5.00%, 03/15/28	2,385	2,891,255
5.00%, 03/15/29 (c)	3,000	3,691,499
State of Maryland, State and Local Facilities Loan, First Series A (GO)
3.12%, 03/15/28 (c)	250	269,979
4.00%, 03/15/27 (c)	1,185	1,330,694
5.00%, 03/15/28	680	824,341
5.00%, 03/15/29	1,000	1,238,645
5.00%, 03/15/30 (c)	5,500	6,921,964
State of Maryland, State and Local Facilities Loan, First Series A (GO) (SAW) 5.00%, 03/01/28	2,000	2,422,422
State of Maryland, State and Local Facilities Loan, Second Series (GO)
4.00%, 08/01/28 (c)	530	608,613
5.00%, 08/01/27	125	149,372
5.00%, 08/01/28 (c)	1,000	1,216,014

18

	Par (000’s)	Value
Maryland (continued)
State of Maryland, State and Local Facilities Loan, Second Series A (GO) 3.00%, 08/01/27 (c)	$1,000	$1,069,770
State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/28	2,400	2,933,921
Washington Suburban Sanitary District, Second Series (GO)
5.00%, 06/01/26 (c)	750	865,944
5.00%, 06/01/27 (c)	550	652,194
Washington Suburban Sanitary District, Second Series (RB) 4.00%, 12/01/30 (c)	525	626,441
		62,910,065
Massachusetts: 2.0%
City of Boston, Series A (GO) 5.00%, 03/01/29	100	123,686
Commonwealth of Massachusetts (GO) 5.00%, 09/01/28	2,000	2,438,070
Commonwealth of Massachusetts Transportation Fund Revenue (RB) 5.00%, 06/01/31 (c)	800	1,012,676
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/24 (c)	980	1,063,979
Commonwealth of Massachusetts, Series B (GO)
5.00%, 07/01/26 (c)	155	179,604
5.00%, 07/01/26 (c)	1,860	2,151,895
5.00%, 07/01/26 (c)	600	693,990
Commonwealth of Massachusetts, Series C (GO)
3.00%, 02/01/24 (c)	400	412,738
5.00%, 05/01/23 (c)	205	215,565
5.00%, 05/01/23 (c)	350	367,768
5.00%, 05/01/30	1,000	1,259,619
Commonwealth of Massachusetts, Series C (GO) (AGM) 5.00%, 05/01/31	2,665	3,417,881
Commonwealth of Massachusetts, Series D (GO)
4.00%, 11/01/30 (c)	2,000	2,336,966
5.00%, 07/01/30 (c)	365	455,147
Commonwealth of Massachusetts, Series E (GO)
3.00%, 11/01/27 (c)	1,275	1,354,856
5.00%, 11/01/27 (c)	100	119,471
5.00%, 11/01/30 (c)	1,000	1,263,443
Commonwealth of Massachusetts, Series F (GO) 5.00%, 05/01/27	440	520,889
	Par (000’s)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series I (GO)
5.00%, 12/01/26 (c)	$10	$11,719
5.00%, 12/01/26 (c)	500	584,635
Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
4.00%, 12/01/27 (c)	450	508,835
5.00%, 06/01/26 (c)	20	23,110
Massachusetts Bay Transportation Authority, Series A (RB)
0.00%, 07/01/26 (c) ^	130	108,531
2.00%, 07/01/26 (c)	210	215,030
Massachusetts Clean Water Trust, Series 23-A (RB) 5.00%, 02/01/31 (c)	540	680,606
Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,000	1,212,504
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/29	1,000	1,228,105
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW) 5.00%, 01/01/29 (c)	1,000	1,217,164
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	255	308,122
Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	200	229,338
Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	130	155,288
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB) 5.00%, 07/15/26 (c)	480	552,732
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	500	574,759
Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	100	103,357

19

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency, Series B-1 (RB) (FHA) 2.75%, 12/01/28 (c)	$150	$153,600
Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB) 5.00%, 11/15/26 (c)	125	145,593
Massachusetts Water Resources Authority, Series B (RB) 5.00%, 08/01/30 (c)	1,500	1,876,643
Massachusetts Water Resources Authority, Series C (RB)
5.00%, 08/01/26 (c)	685	794,228
5.00%, 08/01/27 (c)	2,115	2,509,549
University of Massachusetts Building Authority, Series 1 (RB)
5.00%, 11/01/29 (c)	750	931,684
5.00%, 11/01/29 (c)	475	590,811
5.00%, 05/01/29 (c)	1,220	1,498,673
University of Massachusetts Building Authority, Series 1 (RB) (SD CRED PROG) 5.00%, 11/01/29 (c)	500	621,749
University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,020	1,216,273
		37,440,881
Michigan: 1.1%
Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	285	327,035
Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	340	413,559
Brighton Area School District/ MI (GO) 5.00%, 05/01/29	985	1,212,738
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
5.00%, 07/01/26 (c)	250	288,174
5.00%, 07/01/26 (c)	250	287,365
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
5.00%, 07/01/26 (c)	570	657,566
5.00%, 07/01/26 (c)	290	334,148
5.00%, 07/01/26 (c)	500	576,580
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
5.00%, 07/01/26 (c)	30	34,678
5.00%, 07/01/26 (c)	1,025	1,181,040
	Par (000’s)	Value
Michigan (continued)
Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	$130	$149,790
Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
5.00%, 07/01/26 (c)	155	179,605
5.00%, 07/01/26 (c)	875	1,015,530
Michigan Finance Authority (RB) 5.00%, 12/01/30 (c)	500	624,700
Michigan Finance Authority, 2006 Sold Tobacco Receipts, Series A-2 (RB) 5.00%, 12/01/30	1,000	1,223,051
Michigan Finance Authority, Charter County of Wayne Criminal Justice Center Project (RB) (SAW) 5.00%, 11/01/28 (c)	2,645	3,244,213
Michigan Finance Authority, Clean Water, Series B (RB)
5.00%, 10/01/25	110	125,226
5.00%, 10/01/26	100	116,651
Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	140	146,512
Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB)
5.00%, 10/01/24 (c)	725	797,305
5.00%, 11/15/26 (c)	150	174,250
Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
5.00%, 12/01/27 (c)	260	305,152
5.00%, 06/01/27 (c)	75	87,452
Michigan State Building Authority, Series I (RB)
5.00%, 10/15/25 (c)	25	28,418
5.00%, 10/15/25 (c)	5	5,684
5.00%, 10/15/25 (c)	10	11,303
5.00%, 10/15/26 (c)	120	137,934
5.00%, 10/15/26 (c)	125	144,048
5.00%, 10/15/26 (c)	570	657,418
Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	100	119,318
Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	480	496,426

20

	Par (000’s)	Value
Michigan (continued)
Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
3.10%, 06/01/26 (c)	$1,370	$1,416,118
3.35%, 06/01/26 (c)	170	176,125
State of Michigan Trunk Line Revenue (RB) 5.00%, 11/15/31 (c)	1,900	2,439,096
State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	410	433,411
State of Michigan, Environmental Program, Series A (GO)
3.00%, 05/15/30 (c)	750	812,450
5.00%, 12/01/25 (c)	10	11,431
Wayne County Airport Authority, Deroit Metropolitan Airport, Series A (RB) 5.00%, 12/01/28 (c)	560	679,603
		21,071,103
Minnesota: 1.2%
City of Maple Grove, Minnesota Health Care Facilities (RB)
3.38%, 05/01/27 (c)	180	190,121
3.50%, 05/01/27 (c)	460	488,451
City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/28 (c)	125	150,829
County of Hennepin, First Lien, Sales Tax, Series A (RB) 5.00%, 12/15/23 (c)	760	816,331
County of Hennepin, Series B (GO) 5.00%, 12/15/28 (c)	1,000	1,229,096
Minneapolis-St. Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 07/01/29 (c)	200	242,976
Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB)
5.00%, 01/01/27 (c)	325	378,634
5.00%, 01/01/27 (c)	515	599,995
Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,000	1,204,673
Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	500	582,021
Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG) 5.00%, 02/01/25 (c)	750	834,750
	Par (000’s)	Value
Minnesota (continued)
State of Minnesota, State Trunk Highway, Series B (GO)
3.00%, 08/01/26 (c)	$500	$534,406
4.00%, 08/01/26 (c)	585	653,645
5.00%, 08/01/28	100	122,316
State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 10/01/27 (c)	120	130,212
State of Minnesota, Various Purpose, Series A (GO)
5.00%, 10/01/27 (c)	400	478,906
5.00%, 08/01/29 (c)	1,000	1,239,953
5.00%, 08/01/29 (c)	1,000	1,240,542
5.00%, 08/01/29	400	499,749
5.00%, 08/01/30 (c)	2,000	2,520,145
5.00%, 08/01/30 (c)	2,000	2,521,595
State of Minnesota, Various Purpose, Series D (GO)
2.25%, 08/01/26 (c)	925	952,846
3.00%, 10/01/27 (c)	1,000	1,076,727
3.00%, 10/01/27 (c)	1,000	1,080,818
University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	805	967,442
Virginia Independent School District No. 706, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,000	1,056,741
		21,793,920
Mississippi: 0.3%
State of Mississippi, Series A (GO)
5.00%, 10/01/27 (c)	430	514,628
5.00%, 10/01/27 (c)	405	484,404
5.00%, 10/01/27 (c)	880	1,051,998
State of Mississippi, Series A (RB)
5.00%, 10/15/28 (c)	1,000	1,201,589
5.00%, 10/15/28 (c)	550	658,908
5.00%, 10/15/28 (c)	400	480,762
State of Mississippi, Series B (GO)
4.00%, 10/01/29 (c)	295	342,759
5.00%, 12/01/26 (c)	155	181,679
5.00%, 12/01/26 (c)	850	996,305
		5,913,032
Missouri: 0.6%
City of Kansas City, Downtown Arena Project, Series E (RB) 5.00%, 04/01/25 (c)	290	322,189
City of Kansas, Series C (RB) 5.00%, 09/01/27 (c)	745	885,392
Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,400	1,772,277
Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 12/01/28 (c)	250	301,368

21

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	$15	$16,433
Platte County Park Hill School District (GO) (SAW)
3.00%, 03/01/26 (c)	225	235,104
3.00%, 03/01/26 (c)	105	109,870
Springfield School District No. R-12 (GO) 4.00%, 03/01/29 (c)	650	748,880
Springfield School District No. R-12 (GO) (SAW)
4.00%, 03/01/28 (c)	615	705,347
4.00%, 03/01/28 (c)	1,035	1,184,592
4.00%, 03/01/29 (c)	1,415	1,625,933
5.00%, 03/01/29 (c)	450	549,497
St. Louis County, Series A (RB)
2.00%, 12/01/28 (c)	1,045	1,023,690
4.00%, 12/01/28 (c)	1,345	1,541,131
		11,021,703
Montana: 0.0%
Montana Facility Finance Authority, SCL Health System, Series A (RB) 5.00%, 01/01/29	150	182,567
Nebraska: 0.4%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 09/01/32	1,280	1,593,547
5.00%, 09/01/34	3,300	4,189,340
Douglas County Hospital Authority No. 2 (RB) 4.00%, 05/15/26 (c)	115	126,644
Omaha Public Power District, Electric System, Series A (RB) 5.00%, 12/01/27 (c)	100	118,704
Omaha Public Power District, Electric System, Series A (RB) (SAW) 5.00%, 02/01/29 (c)	1,125	1,378,250
		7,406,485
Nevada: 1.2%
Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	300	348,316
Clark County School District (GO) 5.00%, 06/15/31	530	672,380
Clark County School District (GO) (BAM) 3.00%, 06/15/30 (c)	1,500	1,576,493
Clark County School District, Series A (GO) (AGM)
5.00%, 06/15/30 (c)	915	1,137,000
5.00%, 06/15/30 (c)	1,000	1,244,288
	Par (000’s)	Value
Nevada (continued)
Clark County School District, Series B (GO)
4.00%, 11/01/26 (c)	$155	$171,606
4.00%, 11/01/26 (c)	250	276,181
Clark County School District, Series B (GO) (AGM) 5.00%, 06/15/29	1,000	1,231,871
Clark County School District, Series C (GO)
5.00%, 12/15/25 (c)	200	226,591
5.00%, 12/15/27 (c)	1,050	1,244,807
Clark County Water Reclamation District (GO) 3.00%, 07/01/26 (c)	630	672,498
Clark County, Las Vegas McCarran International Airport Passenger Facility, Series E (RB)
5.00%, 07/01/27	415	489,684
5.00%, 07/01/29 (c)	1,200	1,473,412
Clark County, Limited Tax (GO) 4.00%, 06/01/29 (c)	1,000	1,144,872
Clark County, Limited Tax, Series A (GO)
5.00%, 06/01/28 (c)	1,110	1,335,701
5.00%, 06/01/28 (c)	150	179,533
Clark County, Limited Tax, Series C (GO)
3.00%, 07/01/27 (c)	270	284,122
3.00%, 07/01/27 (c)	305	321,471
3.00%, 07/01/27 (c)	500	526,652
Clark County, McCarran International Airport, Series B (RB) 5.00%, 07/01/29 (c)	275	338,440
Clark County, Nevada Pollution Controls, Southern California Edison Company (RB) 2.10%, 06/01/31	1,500	1,433,333
County of Clark, Las Vegas McCarran International Airport Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	470	576,954
Las Vegas Valley Water District, Series A (GO)
4.00%, 02/01/27 (c)	500	552,001
5.00%, 06/01/26 (c)	190	219,401
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB)
4.00%, 06/01/27 (c)	1,000	1,113,159
5.00%, 06/01/27 (c)	795	935,863
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
3.38%, 06/01/28 (c)	325	351,099
4.00%, 06/01/28 (c)	760	864,646
4.00%, 06/01/28 (c)	760	864,945

22

	Par (000’s)	Value
Nevada (continued)
Truckee Meadows Water Authority (RB)
5.00%, 07/01/26 (c)	$30	$34,553
5.00%, 07/01/26 (c)	355	407,403
		22,249,275
New Hampshire: 0.1%
New Hampshire Municipal Bond Bank (RB) 5.00%, 08/15/29	2,000	2,486,222
New Jersey: 3.9%
Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	500	520,181
City of Ocean City (GO) 2.25%, 09/15/26 (c)	250	250,595
County of Hudson (GO)
2.00%, 11/15/28 (c)	685	619,583
2.00%, 11/15/28 (c)	2,000	1,816,171
2.12%, 11/15/28 (c)	265	242,921
County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	600	630,704
New Jersey Economic Development Authority, Montclair State University Student Housing Project (RB) (AGM) 4.00%, 06/01/27 (c)	275	303,594
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) 5.00%, 07/01/27 (c)	500	572,721
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 3.12%, 07/01/27 (c)	755	791,994
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	260	311,146
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	1,000	1,194,824
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	380	447,577
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 4.75%, 12/15/26 (c)	420	485,770
	Par (000’s)	Value
New Jersey (continued)
5.50%, 12/15/26 (c)	$275	$327,736
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
5.00%, 06/15/27 (c)	615	707,029
5.00%, 06/15/27	245	286,048
5.00%, 06/15/27 (c)	935	1,075,735
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 12/15/29 (c)	1,250	1,491,940
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,080	1,203,546
New Jersey Economic Development Authority, State House Project, Series B (RB)
4.00%, 12/15/28 (c)	1,290	1,456,548
5.00%, 12/15/28 (c)	315	370,797
5.00%, 06/15/26	315	360,587
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	230	249,654
New Jersey Educational Facilities Authority, Montclair State University Issue, Series B (RB) 5.00%, 07/01/26 (c)	400	460,607
New Jersey Educational Facilities Authority, Princeton University, Series C (RB)
2.00%, 03/01/31 (c)	6,000	5,532,482
2.00%, 03/01/31 (c)	1,975	1,844,435
2.00%, 03/01/31 (c)	1,000	940,360
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/27 (c)	500	593,021
New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 07/01/29 (c)	1,000	1,228,674
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/27 (c)	1,000	1,183,960
New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB) 3.38%, 07/01/27 (c)	360	384,944

23

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 4.00%, 07/01/26 (c)	$1,590	$1,753,514
New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
3.00%, 07/01/26 (c)	115	119,352
3.12%, 07/01/26 (c)	150	156,421
New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	925	968,966
New Jersey State Turnpike Authority, Series B (RB)
5.00%, 01/01/28 (c)	1,080	1,288,350
5.00%, 01/01/28 (c)	115	137,251
5.00%, 01/01/28 (c)	2,900	3,458,362
New Jersey Transportation Trust Fund Authority (RB) 5.00%, 12/15/30 (c)	1,200	1,443,589
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/28 (c)	2,330	2,624,480
5.00%, 12/15/28	500	599,755
5.00%, 12/15/28 (c)	1,395	1,640,995
5.00%, 12/15/28 (c)	1,000	1,172,298
5.00%, 12/15/28 (c)	1,100	1,292,512
5.00%, 06/15/26 (c)	435	496,952
5.00%, 06/15/31 (c)	500	612,427
New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/26 (c)	780	854,637
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/27 (c)	135	148,791
5.00%, 01/01/27 (c)	270	314,084
5.00%, 01/01/27 (c)	1,625	1,894,512
New Jersey Turnpike Authority, Series E (RB)
5.00%, 01/01/28 (c)	200	238,697
5.00%, 01/01/28 (c)	115	137,605
New Jersey Turnpike Authority, Series G (RB) 5.00%, 01/01/28 (c)	1,000	1,185,974
New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/28 (c)	2,130	2,408,215
State of New Jersey (GO) 4.00%, 06/01/32	1,135	1,331,190
State of New Jersey, Series A (GO) 3.00%, 06/01/32	250	269,417
	Par (000’s)	Value
New Jersey (continued)
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	$3,000	$2,682,273
2.00%, 12/01/29 (c)	3,000	2,760,403
2.00%, 12/01/29 (c)	3,000	2,963,891
5.00%, 12/01/29 (c)	5,000	6,071,703
5.00%, 06/01/27 (c)	400	467,871
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/27	360	423,497
5.00%, 06/01/28 (c)	195	232,119
5.00%, 06/01/28 (c)	2,000	2,365,224
5.00%, 06/01/28 (c)	250	295,337
5.00%, 06/01/28 (c)	500	593,061
5.00%, 06/01/28 (c)	225	264,831
		73,554,440
New York: 15.6%
City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	500	523,075
City of New York NY (GO)
4.00%, 08/01/31 (c)	600	683,516
5.00%, 08/01/30	415	521,123
City of New York, Series A (GO)
4.00%, 08/01/26 (c)	485	536,537
5.00%, 08/01/25 (c)	380	428,823
5.00%, 08/01/26 (c)	1,810	2,092,618
5.00%, 08/01/27	550	650,827
5.00%, 08/01/27 (c)	540	641,189
City of New York, Series A-1 (GO) 5.00%, 08/01/29	1,000	1,234,194
City of New York, Series B-1 (GO)
4.00%, 12/01/26 (c)	250	277,402
5.00%, 10/01/27 (c)	100	117,933
5.00%, 10/01/29 (c)	500	617,166
5.00%, 10/01/29 (c)	1,125	1,387,109
5.00%, 11/01/30	1,000	1,261,281
5.00%, 12/01/26 (c)	395	461,375
5.25%, 10/01/27 (c)	920	1,103,976
City of New York, Series C (GO) 5.00%, 02/01/27 (c)	225	263,208
City of New York, Series C and D (GO)
5.00%, 02/01/26 (c)	110	125,866
5.00%, 02/01/28 (c)	1,250	1,495,704
5.00%, 02/01/28 (c)	820	986,873
City of New York, Series C-1 (GO) (SBG) 5.00%, 08/01/28	1,000	1,207,971
City of New York, Series C-1 (GO) (SD CRED PROG) 5.00%, 08/01/30	2,000	2,511,433
City of New York, Series D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,565	1,908,467

24

	Par (000’s)	Value
New York (continued)
City of New York, Series E (GO) 5.00%, 08/01/26 (c)	$540	$624,317
City of New York, Series E-1 (GO)
5.00%, 03/01/28 (c)	1,015	1,217,739
5.25%, 03/01/28 (c)	1,000	1,217,170
5.25%, 03/01/28 (c)	1,500	1,825,602
City of New York, Series F-1 (GO) 5.00%, 04/01/28 (c)	250	300,324
City of New York, Series I-A (GO) 4.00%, 10/01/30 (c)	2,000	2,276,339
City of New York, Series L (GO) 5.00%, 04/01/29 (c)	400	487,584
City of New York, Series L-5 (GO) 5.00%, 04/01/31 (c)	1,865	2,347,046
City of New York, Series L-6 (GO)
5.00%, 04/01/28	175	209,955
5.00%, 04/01/29 (c)	1,000	1,225,559
City of Troy Capital Resource Corp., Series A (RB) 5.00%, 09/01/30 (c)	500	615,067
County of Nassau, Series C (GO)
5.00%, 10/01/27	310	367,620
5.00%, 10/01/27 (c)	600	700,883
County of Suffolk NY (GO) (BAM) 4.00%, 10/15/27 (c)	1,520	1,724,957
County of Westchester, Series A (GO) 4.00%, 12/01/26 (c)	345	389,668
Hudson Yards Infrastructure Corp., Series A (RB)
5.00%, 02/15/27 (c)	1,030	1,199,987
5.00%, 02/15/27 (c)	3,025	3,530,617
5.00%, 02/15/27 (c)	460	534,706
5.00%, 02/15/27 (c)	1,700	1,977,874
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/27 (c)	305	362,836
5.00%, 09/01/27 (c)	750	890,449
5.00%, 09/01/27 (c)	500	594,223
Long Island Power Authority, Electric System, Series A (RB) 3.00%, 09/01/28 (c)	450	472,128
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	40	46,519
Metropolitan Transportation Authority (RB)
5.00%, 11/15/30	1,000	1,224,520
5.00%, 05/15/28 (c)	1,540	1,791,159
Metropolitan Transportation Authority, Series A (RB) 4.00%, 11/15/26 (c)	340	366,547
	Par (000’s)	Value
New York (continued)
Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 05/15/27 (c)	$155	$180,040
Metropolitan Transportation Authority, Series B (RB)
4.00%, 11/15/26 (c)	215	231,296
5.00%, 11/15/26 (c)	310	355,117
5.00%, 11/15/27	865	1,015,733
5.00%, 11/15/28	380	453,084
5.00%, 11/15/28	380	453,084
Metropolitan Transportation Authority, Series B-2 (RB)
5.00%, 11/15/26 (c)	15	17,371
5.00%, 11/15/27 (c)	1,185	1,400,355
5.00%, 11/15/27 (c)	200	236,288
5.00%, 11/15/27	400	479,081
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 05/15/28 (c)	395	428,791
4.00%, 05/15/28 (c)	1,240	1,355,847
4.00%, 05/15/28 (c)	410	444,118
5.00%, 11/15/26 (c)	155	177,559
5.00%, 11/15/27	500	587,233
5.00%, 05/15/28 (c)	470	548,984
5.00%, 05/15/28 (c)	1,260	1,488,058
5.00%, 05/15/28 (c)	810	939,595
5.00%, 05/15/28 (c)	2,540	2,944,459
5.00%, 05/15/28 (c)	1,445	1,677,166
Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	1,035	766,330
Metropolitan Transportation Authority, Series D (RB)
3.12%, 11/15/26 (c)	265	268,886
4.00%, 11/15/26 (c)	400	431,635
5.00%, 05/15/28 (c)	1,085	1,261,718
5.00%, 05/15/28 (c)	1,570	1,820,288
5.00%, 05/15/28 (c)	535	620,191
Monroe County Industrial Development Corp. (RB) 3.00%, 12/01/30 (c)	865	894,894
New York City Housing Development Corp. (RB) (FHA 542(C)) 2.10%, 05/01/29 (c)	2,000	1,862,686
New York City Housing Development Corp., Multi-Family Housing, Series A-1-C (RB) 2.35%, 05/01/28 (c)	1,100	1,073,275
New York City Housing Development Corp., Multi-Family Housing, Series C-1 (RB) 2.10%, 05/01/29 (c)	1,340	1,247,999
New York City Industrial Development Agency (RB) (AGM) 4.00%, 01/01/31 (c)	500	577,652

25

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
New York (continued)
4.00%, 09/01/30 (c)	$1,500	$1,734,749
5.00%, 01/01/31	2,700	3,354,996
5.00%, 03/01/30	2,145	2,656,543
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 2.00%, 01/01/31 (c)	1,250	1,090,624
New York City Transitional Finance Authority Building Aid Revenue (RB) (SAW)
3.00%, 07/15/31 (c)	1,400	1,429,449
4.00%, 07/15/31 (c)	1,375	1,593,927
5.00%, 07/15/31 (c)	1,000	1,272,227
New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/31 (c)	1,000	1,280,777
New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
5.00%, 07/15/25 (c)	135	152,345
5.00%, 07/15/28 (c)	1,010	1,224,218
New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
5.00%, 07/15/28 (c)	100	121,209
5.00%, 07/15/28 (c)	500	604,703
5.25%, 07/15/28 (c)	415	508,744
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW) 5.00%, 07/15/28 (c)	1,010	1,221,499
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
3.00%, 11/01/30 (c)	2,000	2,044,854
5.00%, 11/01/30 (c)	3,000	3,749,991
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
4.00%, 05/01/26 (c)	630	696,049
5.00%, 05/01/26 (c)	450	513,652
5.00%, 05/01/26 (c)	280	320,723
5.00%, 05/01/26 (c)	880	1,004,474
5.00%, 05/01/26 (c)	160	182,561
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 08/01/24 (c)	260	284,263
	Par (000’s)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/27 (c)	$115	$128,109
5.00%, 08/01/26 (c)	895	1,029,265
5.00%, 08/01/26 (c)	690	794,809
5.00%, 08/01/26 (c)	530	611,254
5.00%, 08/01/26 (c)	540	621,009
5.00%, 08/01/27 (c)	350	412,544
5.00%, 08/01/27 (c)	1,000	1,181,585
5.00%, 08/01/27 (c)	125	148,642
5.00%, 08/01/28 (c)	780	943,072
5.00%, 08/01/30 (c)	1,000	1,257,684
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
5.00%, 11/01/25 (c)	20	22,792
5.00%, 05/01/27 (c)	900	1,055,982
5.00%, 05/01/27 (c)	2,280	2,687,753
5.00%, 08/01/30 (c)	855	1,076,739
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 11/01/30 (c)	4,500	5,619,228
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	100	106,996
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
5.00%, 02/01/25 (c)	155	171,837
5.00%, 02/01/27 (c)	1,190	1,394,583
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series G-1 (RB) 4.00%, 11/01/30	6,000	7,120,747
New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
4.00%, 10/01/26 (c)	745	831,152
4.00%, 10/01/26 (c)	850	949,925
New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	1,000	1,243,974
New York City Water and Sewer System, Series BB (RB)
5.00%, 06/15/27 (c)	310	364,718
5.00%, 06/15/27 (c)	595	706,772
New York City Water and Sewer System, Series DD (RB) 5.00%, 06/15/31	1,865	2,388,159

26

	Par (000’s)	Value
New York (continued)
New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	$215	$253,071
New York City Water and Sewer System, Series FF-2 (RB) 5.00%, 06/15/29 (c)	500	613,288
New York State Dormitory Authority (RB)
3.00%, 09/15/30 (c)	3,120	3,209,496
4.00%, 02/15/27 (c)	475	525,143
4.00%, 03/15/32 (c)	1,500	1,728,180
4.00%, 03/15/32 (c)	2,000	2,311,225
4.00%, 07/01/31 (c)	1,000	1,158,207
4.00%, 09/15/30 (c)	1,135	1,294,590
5.00%, 02/15/27 (c)	1,375	1,606,280
5.00%, 02/15/27 (c)	1,000	1,162,929
5.00%, 03/15/28	930	1,118,326
5.00%, 08/01/28	545	651,660
New York State Dormitory Authority, Columbia University (RB) 5.00%, 04/01/26 (c)	170	195,865
New York State Dormitory Authority, Columbia University, Series A (RB) (FHA) 5.00%, 10/01/28	115	141,331
New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	25	30,022
New York State Dormitory Authority, Cornell University, Series A (RB) 4.00%, 07/01/26 (c)	200	220,658
New York State Dormitory Authority, Cornell University, Series D (RB)
5.00%, 07/01/33	110	147,460
5.00%, 07/01/34	1,100	1,496,252
New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	800	885,759
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/29 (c)	1,000	1,144,573
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/28 (c)	1,000	1,184,717
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/28 (c)	1,890	2,233,032
	Par (000’s)	Value
New York (continued)
New York State Dormitory Authority, New School University, Series A (RB) 5.00%, 01/01/27 (c)	$250	$290,682
New York State Dormitory Authority, New York State University, Series B (RB) 5.00%, 07/01/25 (c)	20	22,544
New York State Dormitory Authority, New York University, Series A (RB)
5.00%, 07/01/26 (c)	260	299,460
5.00%, 07/01/27 (c)	250	293,995
5.00%, 07/01/27 (c)	565	669,908
5.00%, 07/01/27 (c)	200	235,196
5.00%, 07/01/27 (c)	475	565,928
5.00%, 07/01/28 (c)	385	467,426
5.00%, 07/01/29 (c)	100	124,047
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AGM)
5.00%, 10/01/27 (c)	635	760,263
5.00%, 10/01/27 (c)	100	118,946
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
5.00%, 10/01/26 (c)	650	753,753
5.00%, 10/01/26 (c)	1,325	1,532,607
5.00%, 10/01/26 (c)	200	231,044
New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/27 (c)	525	586,216
New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) (AGM) 2.00%, 07/01/29 (c)	850	841,915
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/31 (c)	500	578,257
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
4.00%, 03/15/31 (c)	2,795	3,184,875
5.00%, 02/15/27 (c)	595	691,317
5.00%, 03/15/25 (c)	195	216,249
5.00%, 03/15/25 (c)	150	166,978
5.00%, 03/15/29	100	122,500
5.00%, 03/15/29 (c)	2,030	2,486,450
5.00%, 03/15/29 (c)	1,645	2,012,155
5.00%, 03/15/29	1,285	1,574,129
5.00%, 03/15/29 (c)	3,910	4,778,778
5.00%, 03/15/30	3,000	3,743,670
5.00%, 03/15/31 (c)	4,000	5,048,784
5.00%, 08/15/26 (c)	1,040	1,198,640

27

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
New York (continued)
New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
5.00%, 08/15/27 (c)	$2,270	$2,652,938
5.00%, 08/15/27 (c)	2,000	2,351,230
5.00%, 08/15/27 (c)	1,640	1,942,305
New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	385	416,175
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/30	1,435	1,787,906
5.00%, 02/15/30 (c)	2,000	2,473,158
5.00%, 08/15/26 (c)	540	622,371
5.00%, 08/15/26 (c)	315	363,050
5.00%, 08/15/26 (c)	940	1,083,386
New York State Dormitory Authority, State Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/30 (c)	115	142,562
New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/25 (c)	320	355,356
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 01/01/27 (c)	250	290,132
5.00%, 03/15/24 (c)	115	124,236
5.00%, 03/15/24 (c)	340	367,382
5.00%, 03/15/27 (c)	515	602,232
5.00%, 03/15/27 (c)	1,000	1,167,237
5.00%, 03/15/27 (c)	305	357,482
5.00%, 03/15/27 (c)	2,110	2,460,609
5.00%, 09/15/26 (c)	140	161,960
5.00%, 09/15/26 (c)	60	69,237
New York State Dormitory Authority, State Sales Tax, Series B (RB)
5.00%, 09/15/25 (c)	120	135,930
5.00%, 09/15/25 (c)	170	191,858
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/28 (c)	520	621,237
5.00%, 03/15/28 (c)	1,220	1,455,174
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/27 (c)	2,560	3,028,009
New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/28 (c)	1,000	1,178,645
	Par (000’s)	Value
New York (continued)
New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	$385	$447,257
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
5.00%, 06/15/26 (c)	765	882,890
5.00%, 06/15/26 (c)	415	478,572
5.00%, 06/15/27 (c)	150	176,054
5.00%, 06/15/27 (c)	405	479,697
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/29 (c)	1,250	1,537,486
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
3.00%, 06/15/27 (c)	495	523,511
5.00%, 06/15/27 (c)	1,000	1,176,508
5.00%, 06/15/27 (c)	500	587,691
New York State Housing Finance Agency, Series H (RB) (AGM) 2.10%, 05/01/29 (c)	1,000	939,104
New York State Thruway Authority (RB)
5.00%, 03/15/31 (c)	800	1,007,308
5.00%, 03/15/31 (c)	2,000	2,524,392
New York State Thruway Authority, Series A (RB)
5.00%, 01/01/26 (c)	600	681,540
5.00%, 01/01/26 (c)	650	738,868
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	800	892,359
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/28 (c)	1,120	1,217,819
5.00%, 01/01/28 (c)	1,300	1,544,325
5.00%, 01/01/28 (c)	1,500	1,783,694
New York State Urban Development Corp. (RB) 5.00%, 09/15/31 (c)	4,500	5,686,780
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/27 (c)	750	880,672
5.00%, 03/15/27 (c)	325	380,924
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 09/15/30 (c)	1,000	1,138,083
4.00%, 09/15/30 (c)	1,000	1,149,029

28

	Par (000’s)	Value
New York (continued)
5.00%, 03/15/28	$500	$601,251
5.00%, 09/15/27 (c)	2,000	2,370,619
5.00%, 09/15/27 (c)	350	415,065
5.00%, 09/15/30 (c)	250	310,838
New York State Urban Development Corp., State Sales Tax, Series A (RB) 5.00%, 09/15/29 (c)	1,000	1,237,904
New York Transportation Development Corp. (RB) 5.00%, 12/01/30	1,150	1,388,836
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
5.00%, 12/01/30 (c)	750	904,206
5.00%, 12/01/30 (c)	1,000	1,203,994
Port Authority of New York & New Jersey (RB) 5.00%, 07/15/30 (c)	1,000	1,242,047
Port Authority of New York and New Jersey, Series 198 (RB) 5.00%, 11/15/26 (c)	300	346,397
Port Authority of New York and New Jersey, Series 205 (RB)
5.00%, 11/15/27 (c)	1,000	1,190,184
5.00%, 11/15/27 (c)	2,500	2,973,937
5.00%, 11/15/27 (c)	840	1,003,350
Port Authority of New York and New Jersey, Series 209 (RB)
5.00%, 07/15/28 (c)	500	603,103
5.00%, 07/15/28	255	311,073
Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	500	606,079
Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	500	618,220
Port Authority of New York and New Jersey, Series 222 (RB)
4.00%, 07/15/30 (c)	2,600	2,969,673
4.00%, 07/15/30 (c)	3,975	4,530,701
5.00%, 07/15/30 (c)	1,000	1,237,770
State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	730	738,360
State of New York Mortgage Agency, Series 192 (RB) 3.80%, 10/01/24 (c)	85	86,129
State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	615	628,949
State of New York Mortgage Agency, Series 205 (RB) 3.12%, 10/01/26 (c)	460	474,842
State of New York Mortgage Agency, Series 208 (RB) (AGC) 3.60%, 04/01/27 (c)	505	515,587
	Par (000’s)	Value
New York (continued)
Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	$10	$10,871
Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	20	22,959
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/31	1,000	1,288,280
5.00%, 05/15/27 (c)	1,070	1,258,912
5.00%, 05/15/27 (c)	1,550	1,821,933
5.00%, 05/15/27 (c)	1,255	1,474,481
5.00%, 05/15/27 (c)	1,350	1,586,845
5.00%, 05/15/27 (c)	1,035	1,218,885
Triborough Bridge and Tunnel Authority, Series C (RB) 5.00%, 11/15/28	500	610,286
Triborough Bridge and Tunnel Authority, Series D (RB) 5.00%, 11/15/30 (c)	1,000	1,254,690
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 (c)	1,140	1,317,976
5.00%, 06/01/27 (c)	285	331,991
5.00%, 06/01/27 (c)	845	974,827
5.00%, 06/01/27 (c)	130	152,077
5.00%, 06/01/27 (c)	500	578,093
Utility Debt Securitization Authority (RB) 5.00%, 12/15/25 (c)	200	228,050
Utility Debt Securitization Authority, Series A (RB)
5.00%, 12/15/25 (c)	310	353,478
5.00%, 06/15/25 (c)	360	404,757
5.00%, 06/15/26 (c)	500	573,615
5.00%, 06/15/26 (c)	610	701,764
Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,135	1,307,302
		291,856,103
North Carolina: 1.9%
Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	450	499,818
Charlotte-Mecklenburg Hospital Authority, Atrium Health Variable Rate Health Care, Series D (RB) 5.00%, 12/01/31 (p)	3,000	3,802,943
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	100	108,349
County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	590	627,608

29

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
North Carolina (continued)
County of Mecklenburg, Series A (GO)
4.00%, 04/01/27 (c)	$1,000	$1,127,399
4.00%, 04/01/27 (c)	900	1,011,454
County of Mecklenburg, Series B (GO) 2.00%, 12/01/26 (c)	250	250,936
County of Union, Enterprise Systems (RB) 4.00%, 06/01/31 (c)	1,000	1,189,384
County of Wake (RB)
3.00%, 03/01/31 (c)	1,500	1,614,666
4.00%, 03/01/31 (c)	850	1,006,035
County of Wake, Series A (RB)
3.12%, 08/01/28 (c)	150	159,769
5.00%, 12/01/26 (c)	500	583,343
North Carolina Capital Facilities Finance Agency, Wake Forest Univeristy (RB) 5.00%, 07/01/26 (c)	130	150,273
North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	10	10,898
North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	365	431,520
North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,000	1,226,609
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/27 (c)	500	571,073
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
5.00%, 01/01/27 (c)	945	1,097,581
5.00%, 01/01/29 (c)	380	461,969
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/28 (c)	360	406,458
4.00%, 01/01/28 (c)	800	903,146
4.00%, 01/01/28 (c)	890	1,007,322
State of North Carolina (RB)
5.00%, 03/01/28	1,500	1,803,231
5.00%, 03/01/31 (c)	1,000	1,266,435
State of North Carolina, Department of State Treasurer, Series B (GO) 2.12%, 06/01/29 (c)	625	626,504
	Par (000’s)	Value
North Carolina (continued)
State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/29 (c)	$2,500	$3,068,033
State of North Carolina, Series A (GO)
3.00%, 06/01/28 (c)	380	405,861
3.00%, 06/01/28 (c)	1,000	1,072,280
5.00%, 06/01/28 (c)	1,140	1,383,272
5.00%, 06/01/30 (c)	1,100	1,391,527
State of North Carolina, Series A (RB)
5.00%, 05/01/28	1,440	1,741,091
5.00%, 05/01/29 (c)	1,000	1,228,894
State of North Carolina, Series B (RB)
3.00%, 05/01/27 (c)	800	845,491
5.00%, 05/01/27	215	254,525
5.00%, 05/01/27 (c)	880	1,036,925
5.00%, 05/01/28	1,200	1,450,909
		35,823,531
North Dakota: 0.1%
County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	410	474,455
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB)
3.55%, 07/01/27 (c)	205	209,648
3.75%, 07/01/27 (c)	680	697,946
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	230	239,127
North Dakota Public Finance Authority, Series A (RB)
5.00%, 10/01/24 (c)	300	329,587
5.00%, 10/01/24 (c)	365	400,694
		2,351,457
Ohio: 3.1%
Akron Bath Copley Joint Township Hospital District (RB)
4.00%, 11/15/30 (c)	1,000	1,125,477
4.00%, 11/15/30 (c)	1,000	1,131,866
Buckeye Tobacco Settlement Financing Authority (RB) 5.00%, 06/01/30 (c)	500	615,386
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/30 (c)	2,000	2,458,335
5.00%, 06/01/30 (c)	3,000	3,678,968
City of Cincinnati (GO) 4.00%, 12/01/27 (c)	975	1,109,158

30

	Par (000’s)	Value
Ohio (continued)
City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	$500	$600,285
City of Columbus, Series 1 (GO)
4.00%, 10/01/27 (c)	200	226,373
5.00%, 10/01/27 (c)	250	299,467
5.00%, 10/01/27 (c)	750	898,401
City of Columbus, Various Purpose, Series A (GO) 5.00%, 04/01/30	1,000	1,259,341
City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	1,245	1,534,751
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 12/01/29	1,250	1,546,329
5.00%, 02/01/28 (c)	445	531,888
5.00%, 02/01/28 (c)	1,030	1,220,542
5.00%, 06/01/30 (c)	1,000	1,241,416
County of Butler (RB)
4.00%, 11/15/27 (c)	400	439,584
5.00%, 11/15/27 (c)	1,805	2,103,686
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/27 (c)	100	115,751
5.00%, 02/15/27 (c)	250	291,439
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB)
5.00%, 11/01/27 (c)	120	142,705
5.00%, 11/01/27 (c)	125	148,575
County of Franklin, Series A (RB) 5.00%, 11/01/27 (c)	145	172,347
County of Hamilton, Sewer System, Series A (RB) 5.00%, 12/01/29 (c)	1,000	1,242,724
County of Montgomery, Premier Health Partners Obligated Group, Series A (RB) 5.00%, 11/15/27	355	418,424
County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	165	173,679
Cuyahoga Community College District (GO)
4.00%, 06/01/26 (c)	350	384,817
4.00%, 06/01/26 (c)	500	548,639
Kent State University (RB) 5.00%, 05/01/26 (c)	20	22,864
Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,000	1,080,667
	Par (000’s)	Value
Ohio (continued)
Ohio Turnpike and Infrastructure Commission, Series A (RB)
5.00%, 02/15/28 (c)	$500	$596,129
5.00%, 02/15/28 (c)	500	594,742
5.00%, 02/15/28 (c)	500	595,864
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,020	1,235,939
Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	125	144,457
Ohio Water Development Authority, Fresh Water, Series B (RB) 5.00%, 12/01/26 (c)	1,000	1,168,547
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 12/01/27	2,000	2,399,956
5.00%, 12/01/27	1,000	1,199,978
5.00%, 06/01/27 (c)	960	1,132,255
5.00%, 06/01/30 (c)	1,000	1,258,520
Ohio Water Development Authority, Water Pollution Control, Series B (RB)
5.00%, 12/01/25 (c)	40	45,561
5.00%, 12/01/25 (c)	20	22,781
State of Ohio (GO)
4.00%, 03/01/32 (c)	1,000	1,194,272
4.00%, 03/01/32 (c)	1,000	1,196,886
5.00%, 09/01/28 (c)	1,000	1,216,893
State of Ohio (RB)
5.00%, 01/01/32	775	991,804
5.00%, 12/15/32	500	660,740
State of Ohio Hospital, Cleveland Clinic Health System, Series A (GO) 5.00%, 03/15/24 (c)	480	518,552
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
4.00%, 01/01/28 (c)	760	853,525
5.00%, 01/01/28 (c)	425	508,539
5.00%, 01/01/28 (c)	140	167,689
5.00%, 01/01/28 (c)	135	161,787
5.00%, 01/01/28	1,255	1,498,564
5.00%, 01/01/28 (c)	130	155,566
State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
5.00%, 04/01/28 (c)	805	962,805
5.00%, 04/01/28 (c)	640	765,733
5.00%, 04/01/28 (c)	615	737,089
State of Ohio, Common Schools, Series A (GO) 5.00%, 03/15/24 (c)	25	26,997

31

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Ohio (continued)
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	$165	$172,929
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,000	1,178,839
State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/28	1,000	1,214,415
State of Ohio, Infrastructure Project, Series 1 (RB)
5.00%, 12/15/30	200	254,866
5.00%, 12/15/31	1,225	1,586,941
State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	225	259,570
State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	100	119,257
State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	500	580,969
The Ohio State University, Multiyear Debt Issuance Program, Series A (RB) 5.00%, 12/01/29	2,225	2,787,596
Village of Bluffton, Blanchard Valley Health System (RB) 4.00%, 12/01/27 (c)	100	110,175
		57,041,611
Oklahoma: 0.3%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB)
3.00%, 09/01/26 (c)	330	349,873
5.00%, 09/01/26 (c)	405	469,828
Grand River Dam Authority, Series A (RB)
5.00%, 12/01/26 (c)	410	479,732
5.00%, 12/01/26 (c)	515	600,490
5.00%, 12/01/26 (c)	100	116,600
Norman Regional Hospital Authority (RB) 3.25%, 09/01/29 (c)	750	781,983
Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	155	170,314
Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	565	656,959
Oklahoma Turnpike Authority, Series E (RB)
5.00%, 01/01/27 (c)	155	181,993
5.00%, 01/01/27 (c)	300	350,532
	Par (000’s)	Value
Oklahoma (continued)
Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	$530	$597,717
Tulsa Public Facilities Authority (RB) 4.00%, 10/01/26	250	278,551
		5,034,572
Oregon: 1.6%
Asante Health System Obligated Group, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) 5.00%, 08/15/30 (c)	720	887,146
Asante Health System Obligated Group, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM) 5.00%, 08/15/30 (c)	700	861,552
City of Portland Oregon, Sewer System Revenue (RB) 3.00%, 09/01/30 (c)	2,350	2,524,822
Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,285	1,550,640
Deschutes Public Library District (GO) 4.00%, 06/01/31 (c)	2,000	2,343,391
Hillsboro School District No 1J (GO) (SBG) 4.00%, 06/15/30 (c)	870	1,014,403
Hillsboro School District No. 1J (GO) (SBG)
5.00%, 06/15/27 (c)	1,000	1,183,868
5.00%, 06/15/27 (c)	590	694,806
Metro Oregon, Series A (GO) 5.00%, 06/01/30 (c)	1,045	1,320,090
Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
0.01%, 06/15/27 (c)	1,215	895,422
0.01%, 06/15/27 (c)	1,010	709,724
Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	500	558,199
Multnomah County School District No. 1J, Series B (GO) (SBG) 3.00%, 06/15/30 (c)	1,280	1,389,097
Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
5.00%, 10/01/26 (c)	430	497,274
5.00%, 10/01/26 (c)	195	225,254

32

	Par (000’s)	Value
Oregon (continued)
Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	$120	$141,513
Portland Community College District (GO) 5.00%, 06/15/26 (c)	115	132,669
Salem-Keizer School District No 24J (GO) (SBG) 4.00%, 06/15/30 (c)	2,000	2,319,223
Salem-Keizer School District No. 24J (GO) (SBG)
4.00%, 06/15/28 (c)	475	541,425
5.00%, 06/15/28 (c)	545	659,076
Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	125	147,134
State of Oregon Department of Transportation (RB) 5.00%, 11/15/29 (c)	1,650	2,052,741
State of Oregon Housing & Community Services Department (RB) (AGM) 3.55%, 07/01/27 (c)	245	256,124
State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	690	811,441
State of Oregon, Department of Transportation, Series A (RB) 5.00%, 11/15/30 (c)	1,000	1,263,899
State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	450	503,295
State of Oregon, Housing and Community Services Department, Series D (RB) 3.80%, 01/01/28 (c)	700	732,005
State of Oregon, Seismic Project and Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	145	170,450
State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	10	11,499
Tri-County Metropolitan Transportation District of Oregon (RB)
5.00%, 09/01/29 (c)	1,220	1,507,567
5.00%, 09/01/29 (c)	1,000	1,237,777
Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
3.25%, 04/01/28 (c)	570	610,664
5.00%, 10/01/26	405	469,448
		30,223,638
	Par (000’s)	Value
Pennsylvania: 3.7%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 04/01/28 (c)	$1,000	$1,194,808
5.00%, 04/01/28 (c)	1,120	1,326,568
5.00%, 07/15/28	290	348,615
5.00%, 07/15/29 (c)	360	440,405
5.00%, 07/15/29 (c)	810	986,591
Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM) 4.00%, 12/01/26 (c)	100	110,814
City of Philadelphia (GO) (AGM)
5.00%, 08/01/27 (c)	380	450,103
5.00%, 08/01/27	320	382,018
City of Philadelphia, Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	880	1,014,449
City of Philadelphia, Series A (GO)
5.00%, 08/01/27 (c)	750	882,294
5.00%, 08/01/27 (c)	100	117,409
5.00%, 08/01/27 (c)	750	884,023
City of Philadelphia, Series A (RB) 5.00%, 07/01/29	1,500	1,837,719
City of Philadelphia, Series A (RB) (AGC) 4.00%, 07/01/30 (c)	1,000	1,143,287
City of Philadelphia, Series B (GO)
5.00%, 02/01/28	415	495,369
5.00%, 08/01/29 (c)	300	370,394
5.00%, 08/01/29 (c)	100	122,840
5.00%, 08/01/29 (c)	1,500	1,824,673
Commonwealth Financing Authority, Series A (RB)
5.00%, 06/01/28	800	960,968
5.00%, 06/01/29	1,000	1,224,748
5.00%, 06/01/30 (c)	250	312,715
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
5.00%, 06/01/28 (c)	415	490,744
5.00%, 06/01/28 (c)	265	314,290
5.00%, 06/01/28 (c)	775	921,793
Commonwealth of Pennsylvania (GO) 4.00%, 05/15/31 (c)	2,000	2,373,397
Commonwealth of Pennsylvania, First Series (GO)
3.00%, 01/01/27 (c)	510	540,798
3.00%, 05/01/30 (c)	900	961,733
4.00%, 01/01/27 (c)	600	664,273
Commonwealth of Pennsylvania, First Series (GO) (SBG) 5.00%, 07/15/28	1,300	1,570,710

33

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania, Second Series (GO)
3.00%, 09/15/26 (c)	$1,055	$1,110,911
4.00%, 09/15/26 (c)	170	189,342
5.00%, 01/15/27 (c)	430	502,017
5.00%, 09/15/26 (c)	400	463,712
Commonwealth of Pennsylvania, Second Series (GO) (AGM) 3.00%, 09/15/26 (c)	395	414,566
Dauphin County General Authority, Pinnacle Health System Project, Series A (RB) 4.00%, 06/01/26 (c)	20	21,937
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	2,000	2,448,855
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	630	749,188
Pennsylvania Economic Development Financing Authority, UPMC (RB)
4.00%, 09/15/26 (c)	100	109,130
4.00%, 09/15/26 (c)	215	234,927
5.00%, 09/15/26 (c)	385	442,786
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
3.38%, 11/15/27 (c)	1,000	1,071,570
4.00%, 11/15/27 (c)	205	227,999
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	125	141,429
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB) 4.00%, 06/15/26 (c)	775	843,416
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
3.12%, 08/15/27 (c)	150	158,571
5.00%, 08/15/27 (c)	1,000	1,183,166
5.00%, 08/15/27 (c)	275	324,730
5.00%, 08/15/27 (c)	270	317,885
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	425	436,958
	Par (000’s)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	$700	$711,659
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	540	559,213
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,620	1,691,728
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	300	309,327
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB) (AGC) 3.70%, 04/01/27 (c)	2,000	2,106,056
Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	20	23,086
Pennsylvania Turnpike Commission (RB)
5.00%, 12/01/25 (c)	430	488,405
5.00%, 12/01/25 (c)	550	624,704
5.00%, 12/01/26 (c)	110	129,159
5.00%, 12/01/27 (c)	250	295,691
5.00%, 12/01/27 (c)	300	354,829
5.00%, 12/01/28 (c)	895	1,094,495
5.00%, 06/01/31 (c)	700	882,874
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate (RB) 5.00%, 12/01/26 (c)	450	524,700
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/26 (c)	750	874,500
5.00%, 12/01/26 (c)	310	361,618
5.00%, 12/01/26 (c)	15	17,278
5.00%, 12/01/29 (c)	500	618,904
Pennsylvania Turnpike Commission, Series A-2 (RB)
5.00%, 12/01/27 (c)	175	208,484
5.00%, 12/01/27 (c)	100	120,370
Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	510	599,508
Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	760	889,987
Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/27 (c)	205	239,834

34

	Par (000’s)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	$110	$122,887
Philadelphia Authority for Industrial Development, Temple University, Second Series (RB) 5.00%, 04/01/25 (c)	10	11,087
Philadelphia Gas Works Co. (RB) (AGM) 5.00%, 08/01/30 (c)	825	1,017,109
Philadelphia Gas Works Co., Fourteenth Series (RB)
5.00%, 10/01/26 (c)	970	1,117,728
5.00%, 10/01/26 (c)	680	782,900
5.00%, 10/01/26 (c)	735	847,296
Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
5.00%, 09/01/31	1,460	1,854,773
5.00%, 09/01/32	2,000	2,591,971
5.00%, 09/01/33	2,000	2,645,390
Reading School District of Berks County (GO) (AGM) 5.00%, 03/01/27 (c)	170	197,087
School District of Philadelphia, Series A (GO) (SAW)
5.00%, 09/01/28 (c)	450	542,091
5.00%, 09/01/28 (c)	410	492,901
5.00%, 09/01/28 (c)	250	301,788
School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	485	557,513
School District of the City of Erie (GO) (AGM) 5.00%, 04/01/29 (c)	220	266,431
Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	845	998,522
Sports & Exhibition Authority, Regional Asset District Sales Tax (RB) (AGM) 5.00%, 08/01/29 (c)	1,000	1,241,810
State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (AGM)
5.00%, 12/01/26 (c)	260	302,330
5.00%, 12/01/26 (c)	1,750	2,037,265
State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	880	1,029,669
	Par (000’s)	Value
Pennsylvania (continued)
Westmoreland County Municipal Authority (RB) (BAM) 5.00%, 08/15/25 (c)	$765	$860,558
		69,207,158
Rhode Island: 0.2%
Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
5.00%, 06/15/26 (c)	230	264,916
5.00%, 06/15/26 (c)	380	435,254
Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB) 5.00%, 05/15/26 (c)	110	126,818
Rhode Island Housing and Mortgage Finance Corp., Series 73-A (RB) (AGM) 2.10%, 10/01/29 (c)	1,000	956,225
Rhode Island Housing and Mortgage Finance Corp./RI (RB) 2.05%, 04/01/30 (c)	1,000	939,765
State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	345	368,161
State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	250	295,252
State of Rhode Island and Providence Plantations, Series D (GO) 5.00%, 08/01/24 (c)	180	197,405
		3,583,796
South Carolina: 0.8%
Aiken County Consolidated School District, Series A (GO)
4.00%, 04/01/29 (c)	1,000	1,145,557
4.00%, 04/01/29 (c)	535	612,353
Beaufort County School District (GO) 3.00%, 03/01/31 (c)	2,000	2,168,408
County of York (GO) (SAW) 5.00%, 04/01/24 (c)	185	200,768
Lancaster County School District (GO)
3.25%, 03/01/27 (c)	325	345,737
4.00%, 03/01/27 (c)	1,000	1,127,700
Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	100	117,656
Piedmont Municipal Power Agency (RB) 5.00%, 01/01/31 (c)	1,000	1,242,710

35

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
South Carolina (continued)
South Carolina Public Service Authority (RB) (SAW) 5.00%, 12/01/30 (c)	$3,000	$3,760,877
South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,000	1,139,084
South Carolina Transportation Infrastructure Bank (RB) 5.00%, 10/01/29	1,000	1,238,937
South Carolina Transportation Infrastructure Bank, Series A (RB) 5.00%, 10/01/28 (c)	100	121,624
York County, South Carolina Fort Mill School District No. 4, Series B (GO)
3.00%, 03/01/27 (c)	500	523,060
3.00%, 03/01/27 (c)	325	340,912
		14,085,383
South Dakota: 0.1%
South Dakota Health and Educational Facilities Authority (RB)
4.00%, 09/01/27 (c)	1,075	1,173,709
5.00%, 09/01/27 (c)	100	115,822
5.00%, 09/01/27 (c)	255	295,345
South Dakota Housing Development Authority (RB) 3.70%, 11/01/26 (c)	345	361,112
		1,945,988
Tennessee: 1.5%
Chattanooga Health, Educational and Housing Facility Board, Series A-1 (RB) 5.00%, 08/01/28	250	302,679
City of Memphis TN (GO) 5.00%, 05/01/31 (c)	1,105	1,401,014
County of Hamilton, Series A (GO) 5.00%, 04/01/28	500	604,770
Greeneville Health & Educational Facilities Board (RB) 5.00%, 07/01/28 (c)	525	627,430
Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
5.00%, 07/01/23 (c)	550	580,163
5.00%, 07/01/23 (c)	915	964,516
5.00%, 07/01/23 (c)	810	853,363
Knox County Health Educational and Housing Facility Board (RB)
5.00%, 04/01/27 (c)	700	800,152
5.00%, 04/01/27 (c)	490	561,545
	Par (000’s)	Value
Tennessee (continued)
Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	$150	$173,420
Metropolitan Government of Nashville and Davidson County (GO)
4.00%, 07/01/26 (c)	580	643,485
4.00%, 07/01/26 (c)	545	605,858
4.00%, 07/01/27 (c)	275	309,185
4.00%, 07/01/27 (c)	590	669,119
5.00%, 07/01/26 (c)	235	271,269
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	130	149,190
New Memphis Arena Public Building Authority (RB) 0.00%, 04/01/31 (c) ^	2,625	1,700,057
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/30 (c)	1,000	1,161,121
4.00%, 04/01/30 (c)	1,000	1,166,195
4.00%, 04/01/30 (c)	3,000	3,513,225
Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB) 5.00%, 05/01/27 (c)	200	233,235
State of Tennessee, Series A (GO) 5.00%, 08/01/26 (c)	500	580,451
Tennergy Corp., Gas Supply, Series A (RB) 4.00%, 09/01/28 (c) (p)	2,000	2,229,366
Tennessee Energy Acquisition Corp. (RB) 5.00%, 11/01/31 (c) (p)	4,000	4,906,310
Tennessee Housing Development Agency, Series 2 (RB) 3.50%, 07/01/27 (c)	325	334,908
Tennessee Housing Development Agency, Series 2B (RB) 3.70%, 07/01/26 (c)	105	107,660
Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
5.00%, 11/01/27 (c)	750	896,223
5.00%, 11/01/27 (c)	285	340,420
5.00%, 11/01/27 (c)	395	472,888
5.00%, 11/01/27	365	437,392
		27,596,609

36

	Par (000’s)	Value
Texas: 8.7%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/27 (c)	$910	$1,010,235
4.00%, 02/15/27 (c)	675	749,006
5.00%, 02/15/25 (c)	140	155,512
5.00%, 02/15/27 (c)	880	1,033,153
5.00%, 02/15/27 (c)	700	820,338
Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	500	570,186
Arlington Independent School District (GO)
4.00%, 02/15/29 (c)	500	578,416
4.00%, 02/15/29 (c)	1,000	1,157,758
Austin Independent School District (GO)
4.00%, 08/01/26 (c)	500	553,131
4.00%, 08/01/26 (c)	100	111,040
Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	500	583,060
Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	100	116,041
Bexar County Hospital District (GO)
4.00%, 02/15/26 (c)	115	125,464
4.00%, 02/15/26 (c)	250	272,236
5.00%, 02/15/26 (c)	1,315	1,497,369
5.00%, 02/15/28	305	367,275
Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/27	250	294,676
Board of Regents of the University of Texas System (RB) 5.00%, 08/15/30	2,500	3,170,923
Board of Regents of the University of Texas System, Series A (RB)
3.00%, 05/15/31 (c)	1,000	1,080,315
5.00%, 07/01/25 (c)	575	645,681
Board of Regents of the University of Texas System, Series B (RB)
5.00%, 07/01/26 (c)	125	144,726
5.00%, 08/15/29	830	1,031,782
Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	200	225,944
Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/27	520	619,202
	Par (000’s)	Value
Texas (continued)
Board of Regents of the University of Texas System, Series J (RB)
5.00%, 08/15/25	$215	$242,890
5.00%, 08/15/26 (c)	25	29,028
Central Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/31 (c)	930	1,152,295
City of Arlington, Senior Lien Special Tax (ST ) (AGM)
5.00%, 02/15/25 (c)	305	337,544
5.00%, 02/15/25 (c)	150	166,383
City of Austin TX Electric Utility Revenue (RB) 5.00%, 11/15/30	615	779,642
City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	100	116,349
City of Austin, Public Improvement (GO) 5.00%, 09/01/25 (c)	15	17,007
City of Austin, Water and Wastewater System (RB)
5.00%, 11/15/26 (c)	995	1,158,359
5.00%, 11/15/26 (c)	360	419,468
5.00%, 11/15/27 (c)	235	282,433
City of Dallas (GO) 5.00%, 02/15/27 (c)	500	586,221
City of Dallas, Series A (GO)
3.00%, 02/15/29 (c)	600	631,747
5.00%, 02/15/30	2,600	3,228,387
City of Dallas, Series B (GO)
3.00%, 02/15/29 (c)	415	436,959
4.00%, 02/15/29 (c)	500	567,734
City of Dallas, Waterworks and Sewer System, Series A (RB)
5.00%, 10/01/26 (c)	900	1,050,299
5.00%, 10/01/26 (c)	565	658,518
5.00%, 10/01/26 (c)	600	698,720
City of Dallas, Waterworks and Sewer System, Series C (RB)
5.00%, 10/01/30 (c)	1,000	1,266,199
5.00%, 10/01/30 (c)	1,000	1,270,730
City of Denton, Utility System (RB)
5.00%, 12/01/26 (c)	1,000	1,145,358
5.00%, 12/01/26 (c)	965	1,110,090
City of El Paso (GO)
4.00%, 08/15/26 (c)	100	110,885
4.00%, 08/15/26 (c)	110	121,567
5.00%, 08/15/25 (c)	125	141,540
City of El Paso, Water and Sewer (RB) 5.00%, 03/01/24 (c)	455	492,498
City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	235	282,511

37

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Texas (continued)
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/28 (c)	$1,000	$1,198,513
5.00%, 07/01/28 (c)	125	150,694
City of Houston, Combined Utility System, First Lien, Series A (RB) 5.00%, 11/15/30 (c)	4,500	5,721,284
City of Houston, Combined Utility System, First Lien, Series B (RB)
5.00%, 11/15/26 (c)	105	122,133
5.00%, 11/15/26	555	648,081
City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/30 (c)	1,500	1,762,155
City of Houston, Combined Utility System, First Lien, Series D (RB)
5.00%, 11/15/28 (c)	1,000	1,217,342
5.00%, 11/15/28 (c)	750	911,670
City of Houston, Public Improvement, Series A (GO)
4.00%, 03/01/27 (c)	2,000	2,191,111
5.00%, 03/01/27 (c)	1,000	1,168,892
5.00%, 03/01/29 (c)	1,215	1,481,971
5.00%, 03/01/29 (c)	1,000	1,221,087
City of Houston, Series A (GO)
5.00%, 03/01/26 (c)	515	585,144
5.00%, 03/01/26 (c)	180	204,593
5.00%, 03/01/27 (c)	520	604,782
5.00%, 03/01/27 (c)	500	582,052
City of Lubbock (GO) 5.00%, 02/15/25 (c)	105	116,767
City of San Antonio (GO) 5.00%, 08/01/28 (c)	205	250,421
City of San Antonio, Electric and Gas Systems (RB)
4.00%, 02/01/30	1,000	1,175,496
5.00%, 08/01/26 (c)	110	126,916
5.00%, 08/01/26 (c)	125	144,695
5.00%, 08/01/27 (c)	100	117,870
5.00%, 08/01/27 (c)	1,000	1,180,429
City of San Antonio, General Improvement (GO)
5.00%, 02/01/24 (c)	350	377,773
5.00%, 08/01/29 (c)	325	406,251
Collin County Community College District (GO)
3.25%, 08/15/27 (c)	500	535,451
4.00%, 08/15/27 (c)	925	1,042,373
Colorado River Municipal Water District (RB) 5.00%, 01/01/28	190	225,575
Conroe Independent School District (GO)
5.00%, 02/15/27 (c)	665	776,855
5.00%, 02/15/28 (c)	100	120,114
	Par (000’s)	Value
Texas (continued)
Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	$320	$366,230
County of Bexar (GO)
4.00%, 06/15/25 (c)	150	164,203
4.00%, 06/15/25 (c)	520	569,239
5.00%, 06/15/26 (c)	290	336,473
County of Dallas (GO)
5.00%, 08/15/26 (c)	250	290,519
5.00%, 08/15/26 (c)	260	303,139
County of Denton, Series A (GO) 4.00%, 07/15/28 (c)	750	859,864
County of Fort Bend, Series B (GO)
4.00%, 03/01/26 (c)	500	548,402
5.00%, 03/01/26 (c)	20	22,929
County of Harris, Toll Road, Senior Lien, Series A (RB)
5.00%, 08/15/26 (c)	195	226,792
5.00%, 08/15/26 (c)	675	778,605
5.00%, 08/15/26 (c)	670	773,474
5.00%, 08/15/26 (c)	190	219,977
5.00%, 08/15/26 (c)	695	802,335
5.00%, 08/15/26 (c)	160	184,786
5.00%, 08/15/26	115	133,860
County of Harris, Unlimited Tax Road, Series A (GO)
5.00%, 10/01/25 (c)	645	731,791
5.00%, 10/01/25 (c)	395	448,455
Cypress-Fairbanks Independent School District (GO)
3.00%, 02/15/26 (c)	360	379,892
4.00%, 02/15/30 (c)	1,275	1,479,257
4.00%, 02/15/31 (c)	1,500	1,767,220
5.00%, 02/15/26 (c)	125	142,599
5.00%, 02/15/28	250	300,885
Cypress-Fairbanks Independent School District, Series A (GO)
3.00%, 02/15/31 (c)	500	544,657
5.00%, 02/15/29 (c)	1,805	2,209,190
Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,835	2,285,311
Dallas Area Rapid Transit, Senior Lien, Series A (RB)
5.00%, 12/01/25 (c)	165	188,208
5.00%, 12/01/25 (c)	130	148,285
Dallas County Hospital District (GO)
5.00%, 08/15/27	285	338,034
5.00%, 08/15/28	575	696,306
Dallas County Utility and Reclamation District (GO) 5.00%, 02/15/28	540	639,965
Dallas Independent School District (GO) 4.00%, 02/15/30 (c)	1,000	1,178,676

38

	Par (000’s)	Value
Texas (continued)
Eagle Mountain & Saginaw Independent School District (GO) 4.00%, 08/15/30 (c)	$1,150	$1,350,557
Eagle Mountain and Saginaw Independent School District (GO)
4.00%, 02/15/26 (c)	335	367,820
5.00%, 02/15/26 (c)	10	11,433
El Paso County Hospital District (GO) 4.00%, 08/15/27 (c)	250	270,719
El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	115	126,229
Fort Bend Independent School District (GO)
4.00%, 08/15/27 (c)	635	715,935
5.00%, 08/15/27 (c)	100	119,430
5.00%, 08/15/27 (c)	255	303,497
Fort Bend Independent School District, Series E (GO) 5.00%, 02/15/26	110	126,281
Fort Worth Independent School District (GO) 5.00%, 02/15/26 (c)	500	571,666
Frisco Independent School District (GO)
4.00%, 02/15/27 (c)	500	556,352
4.00%, 02/15/27 (c)	880	980,532
4.00%, 08/15/30 (c)	1,350	1,599,841
4.00%, 08/15/30 (c)	1,345	1,578,792
5.00%, 02/15/29 (c)	2,000	2,465,373
Garland Independent School District (GO)
4.00%, 02/15/25 (c)	165	177,412
5.00%, 02/15/25 (c)	120	133,334
Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	200	242,001
Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	250	282,245
Harris County Flood Control District, Series A (GO) 5.00%, 10/01/25 (c)	480	544,589
Harris County Hospital District (RB) 3.12%, 02/15/26 (c)	570	592,167
Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
4.00%, 11/15/27 (c)	950	1,068,770
5.00%, 11/15/27 (c)	850	1,013,214
5.00%, 11/15/27 (c)	300	358,891

	Par (000’s)	Value
Texas (continued)
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	$330	$409,654
Harris County, Flood Control District, Series A (GO)
5.00%, 10/01/25 (c)	630	716,473
5.00%, 10/01/25 (c)	275	312,216
Harris County, Flood Control District, Series A (RB)
5.00%, 10/01/27 (c)	250	299,769
5.00%, 10/01/27 (c)	210	250,037
Harris County, Flood Control District, Series B (GO) 5.00%, 10/01/25 (c)	400	454,132
Harris County, Toll Road, Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	260	312,247
Hays Consolidated Independent School District (GO)
4.00%, 02/15/27 (c)	800	886,079
4.00%, 02/15/27 (c)	500	555,074
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/27 (c)	540	632,833
5.00%, 02/15/27 (c)	750	880,129
Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/26 (c)	400	457,333
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/28 (c)	605	731,954
Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	210	230,055
Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/27 (c)	120	139,804
Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	100	111,429
Lewisville Independent School District, Series A (GO) 4.00%, 08/15/25 (c)	400	437,509
Lewisville Independent School District, Series B (GO)
5.00%, 08/15/25 (c)	145	164,240
5.00%, 08/15/25 (c)	550	620,328
Lone Star College System (GO) 5.00%, 02/15/26 (c)	400	453,455

39

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Texas (continued)
Lower Colorado River Authority (RB)
5.00%, 05/15/30 (c)	$1,250	$1,544,679
5.00%, 05/15/30	1,000	1,241,287
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
5.00%, 05/15/26 (c)	275	317,170
5.00%, 05/15/26 (c)	320	366,049
Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/26 (c)	90	105,533
Montgomery Independent School District (GO) 5.00%, 02/15/25 (c)	100	111,080
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (AGC) 4.00%, 08/15/27 (c)	250	275,169
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (NATL) 5.00%, 08/15/27 (c)	250	294,628
North Harris County Regional Water Authority (RB)
5.00%, 12/15/26 (c)	245	287,460
5.00%, 12/15/26 (c)	205	240,000
5.00%, 12/15/26 (c)	250	291,143
North Texas Municipal Water District, Water System (RB)
5.00%, 09/01/26 (c)	45	52,052
5.00%, 09/01/26 (c)	715	822,242
5.00%, 09/01/26 (c)	500	577,868
5.00%, 09/01/26 (c)	400	462,871
North Texas Tollway Authority (RB) 4.00%, 01/01/31 (c)	2,250	2,588,794
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/31 (c)	2,000	2,315,736
4.00%, 01/01/31 (c)	1,975	2,304,604
North Texas Tollway Authority, First Tier, Series A (RB)
5.00%, 01/01/26 (c)	635	718,188
5.00%, 01/01/26 (c)	640	726,192
5.00%, 01/01/26 (c)	575	650,094
5.00%, 01/01/26 (c)	460	521,950
5.00%, 01/01/26 (c)	500	564,892
5.00%, 01/01/26 (c)	295	333,407
5.00%, 01/01/26 (c)	425	480,677
North Texas Tollway Authority, Second Tier, Series B (RB)
5.00%, 01/01/26 (c)	875	989,629
5.00%, 01/01/26 (c)	185	210,293
	Par (000’s)	Value
Texas (continued)
North Texas Tollway Authority, Second Tier, Series B (RB) (AGM) 4.00%, 01/01/27 (c)	$450	$495,080
Northside Independent School District (GO) 5.00%, 08/15/27 (c)	880	1,040,160
Northwest Independent School District (GO) 5.00%, 02/15/25 (c)	105	117,334
Northwest Independent School District, Series A (GO) 4.00%, 08/15/28 (c)	545	621,412
Plano Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	100	114,418
Port of Houston Authority of Harris County, Series A-2 (GO) 5.00%, 10/01/30 (c)	740	934,625
San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	500	570,513
San Antonio Water System, Junior Lien, Series A (RB)
5.00%, 05/15/28 (c)	500	603,485
5.00%, 05/15/30 (c)	500	629,709
Socorro Independent School District, Series B (GO)
4.00%, 08/15/27 (c)	225	252,282
5.00%, 08/15/27 (c)	780	928,345
5.00%, 08/15/27 (c)	800	949,335
Spring Independent School District (GO) 5.00%, 08/15/25 (c)	45	50,654
State of Texas, Finance Authority (GO) 5.00%, 10/01/26	15	17,483
State of Texas, Finance Authority, Series A (GO) 5.00%, 10/01/27 (c)	130	154,941
State of Texas, Transportation Commission, Highway Improvement (GO)
5.00%, 04/01/26 (c)	125	143,142
5.00%, 04/01/26 (c)	70	79,946
State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
5.00%, 04/01/26 (c)	400	458,054
5.00%, 04/01/26 (c)	500	572,350
State of Texas, Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 10/01/27 (c)	150	178,239
State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
5.00%, 10/01/27 (c)	465	552,541
5.00%, 10/01/27 (c)	240	285,182

40

	Par (000’s)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp. (RB) 5.00%, 05/15/26 (c)	$80	$91,907
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 5.00%, 07/01/28	140	168,263
Tarrant Regional Water Control and Improvement District (RB) 5.00%, 03/01/25 (c)	440	490,527
Tarrant Regional Water District (RB) 2.00%, 03/01/30 (c)	820	826,186
Texas A&M University, Series D (RB)
4.00%, 05/15/26 (c)	10	11,013
4.00%, 05/15/26 (c)	110	122,249
Texas A&M University, Series E (RB) 5.00%, 05/15/27 (c)	100	117,665
Texas Department of Housing and Community Affairs, Series A (RB) 2.70%, 09/01/28 (c)	130	130,915
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/29	2,250	2,684,959
5.00%, 12/15/31	1,475	1,817,435
5.00%, 12/15/32	1,000	1,250,609
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A (RB)
4.00%, 12/31/30 (c)	1,390	1,567,427
4.00%, 12/31/30 (c)	1,150	1,294,887
Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	545	636,284
Texas State University System, Board of Regents, Series A (RB)
5.00%, 03/15/25 (c)	160	178,370
5.00%, 03/15/27 (c)	100	117,477
Texas State University System, Board of Regents, Series A (RB) (FHA) 4.00%, 03/15/29 (c)	650	744,870
Texas Water Development Board (RB)
3.00%, 10/15/30 (c)	500	538,500
3.00%, 10/15/30 (c)	250	269,996
3.00%, 10/15/30 (c)	950	1,021,954
3.00%, 10/15/30 (c)	250	268,838
4.00%, 10/15/30 (c)	2,000	2,371,664
	Par (000’s)	Value
Texas (continued)
5.00%, 10/15/26 (c)	$370	$432,600
5.00%, 10/15/26 (c)	600	698,828
5.00%, 08/01/27 (c)	1,000	1,184,482
Texas Water Development Board, Series A (RB)
4.00%, 10/15/25 (c)	45	49,145
4.00%, 10/15/27 (c)	400	450,904
4.00%, 04/15/28 (c)	180	205,409
4.00%, 04/15/28 (c)	600	686,001
5.00%, 10/15/25 (c)	165	187,727
5.00%, 10/15/27 (c)	250	298,220
5.00%, 10/15/27 (c)	200	237,852
Texas Water Development Board, Series B (RB)
4.00%, 10/15/28 (c)	1,000	1,153,038
4.00%, 10/15/28 (c)	120	138,108
5.00%, 10/15/28 (c)	1,000	1,223,118
Trinity River Authority, Regional Wastewater System (RB)
5.00%, 08/01/27 (c)	285	337,577
5.00%, 08/01/27 (c)	670	797,501
University of North Texas, Series A (RB)
5.00%, 04/15/27 (c)	140	162,482
5.00%, 04/15/27 (c)	75	87,662
5.00%, 04/15/27 (c)	445	522,196
Via Metropolitan Transit Authority, Sales Tax (RB)
5.00%, 01/15/27 (c)	135	156,351
5.00%, 01/15/27 (c)	645	743,689
		162,072,510
Utah: 0.3%
Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	395	443,438
State of Utah (GO)
5.00%, 01/01/29 (c)	250	306,448
5.00%, 07/01/28	500	609,434
State of Utah, Series B (GO)
5.00%, 01/01/29 (c)	1,275	1,567,147
5.00%, 07/01/28	750	914,152
University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	365	435,218
Utah Transit Authority, Subordinated Sales Tax (RB)
0.00%, 06/15/26 (c) ^	130	96,250
3.00%, 06/15/26 (c)	865	915,572
4.00%, 06/15/26 (c)	850	934,414
		6,222,073
Virginia: 2.2%
Arlington County, Public Improvement, Series A (GO) (SAW) 5.00%, 08/01/28	2,400	2,933,921
Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	650	758,160

41

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Virginia (continued)
City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/26 (c)	$1,520	$1,733,977
Commonwealth of Virginia, Series A (GO) 2.00%, 06/01/31 (c)	1,020	994,036
County of Arlington (GO)
4.00%, 06/15/29 (c)	1,990	2,318,358
5.00%, 08/15/27 (c)	1,130	1,347,566
County of Fairfax, Public Improvement, Series A (GO) 2.00%, 04/01/31 (c)	375	377,091
County of Fairfax, Public Improvement, Series A (GO) (SAW)
5.00%, 04/01/28 (c)	750	909,757
5.00%, 04/01/29 (c)	1,755	2,176,186
Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	550	623,933
Loudoun County Economic Development Authority, Loudon County Public Facilities Project, Series A (RB) 3.00%, 12/01/29 (c)	1,500	1,632,348
Loudoun County, Series A (GO) (SAW) 5.00%, 12/01/29 (c)	750	946,477
Virginia Beach Development Authority, Series A (RB) 3.00%, 04/15/30 (c)	1,000	1,082,092
Virginia Beach Development Authority, Series A (RB) (AGM) 3.00%, 04/15/30 (c)	1,000	1,081,808
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
3.00%, 02/01/31 (c)	2,750	2,955,722
4.00%, 02/01/30 (c)	1,500	1,740,669
5.00%, 02/01/26 (c)	110	126,051
5.00%, 02/01/26	130	148,751
5.00%, 02/01/28	2,500	3,006,339
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/28	250	300,952
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	110	116,201
	Par (000’s)	Value
Virginia (continued)
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
5.00%, 02/01/28 (c)	$120	$144,384
5.00%, 02/01/28 (c)	450	538,354
5.00%, 02/01/28 (c)	880	1,056,094
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
3.00%, 09/01/27 (c)	775	824,958
5.00%, 09/01/26 (c)	20	23,240
5.00%, 09/01/26 (c)	30	34,860
Virginia Commonwealth Transportation Board (RB)
5.00%, 05/15/26 (c)	100	115,470
5.00%, 05/15/27 (c)	400	474,423
5.00%, 09/15/26 (c)	20	23,264
Virginia Commonwealth Transportation Board, Series A (RB)
4.00%, 11/15/27 (c)	180	202,821
5.00%, 11/15/27 (c)	800	955,081
5.00%, 11/15/27 (c)	120	143,336
Virginia Public Building Authority, Series A (RB)
3.00%, 08/01/26 (c)	695	734,324
3.00%, 08/01/28 (c)	400	428,177
3.12%, 08/01/28 (c)	1,050	1,130,982
4.00%, 08/01/27 (c)	250	283,538
5.00%, 08/01/26	325	377,904
5.00%, 08/01/28 (c)	700	852,269
5.00%, 08/01/28	870	1,061,131
5.00%, 08/01/30 (c)	1,000	1,261,208
Virginia Public Building Authority, Series A-2 (RB) 4.00%, 08/01/31 (c)	1,000	1,168,691
Virginia Public School Authority (RB) (SAW)
5.00%, 08/01/26 (c)	30	34,983
5.00%, 08/01/26 (c)	575	670,519
5.00%, 08/01/26 (c)	750	874,590
Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/25 (c)	365	412,700
		41,137,696
Washington: 3.2%
Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	600	659,686
Central Puget Sound Regional Transit Authority (RB) 5.00%, 11/01/31 (c)	2,000	2,580,918

42

	Par (000’s)	Value
Washington (continued)
Central Puget Sound Regional Transit Authority, Series S-1 (RB)
5.00%, 11/01/25 (c)	$110	$125,180
5.00%, 11/01/26 (c)	110	128,321
City of Seattle WA Municipal Light & Power Revenue (RB) 4.00%, 07/01/31 (c)	1,000	1,180,229
City of Seattle, Drainage and Wastewater System (RB) 4.00%, 07/01/27 (c)	500	561,327
City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	915	1,031,874
City of Seattle, Water System Improvement (RB)
4.00%, 02/01/27 (c)	115	128,125
5.00%, 02/01/27 (c)	500	583,593
5.00%, 08/01/26	20	23,246
County of King (GO) 5.00%, 01/01/29 (c)	750	917,211
County of King WA (GO)
5.00%, 01/01/25 (c)	325	360,022
5.00%, 01/01/25 (c)	245	272,071
Energy Northwest (RB) (AGM) 5.00%, 07/01/29 (c)	500	611,518
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/26 (c)	185	213,678
5.00%, 07/01/27 (c)	400	471,301
5.00%, 07/01/28 (c)	125	150,912
5.00%, 07/01/30 (c)	1,500	1,887,320
Energy Northwest, Colombia Generating Station Electric, Series A (RB) (AGM)
5.00%, 07/01/29 (c)	1,000	1,225,772
5.00%, 07/01/30 (c)	1,415	1,768,226
Energy Northwest, Project 1 Electric, Series A (RB) 5.00%, 07/01/27 (c)	655	777,746
Energy Northwest, Project 3 Electric, Series A (RB)
5.00%, 07/01/26 (c)	130	150,333
5.00%, 07/01/27 (c)	725	860,865
Energy Northwest, Project 3 Electric, Series C (RB) 5.00%, 07/01/28	270	328,171
Energy Northwest, Project 3 Electric, Series C (RB) (AGM) 5.00%, 07/01/30 (c)	1,000	1,255,337
Grant and Douglas Counties School District No. 144-101 (GO) (SBG) 4.00%, 06/01/26 (c)	125	137,325
King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	880	997,931
	Par (000’s)	Value
Washington (continued)
King County School District No. 401 (GO) (SBG)
3.12%, 12/01/26 (c)	$690	$732,421
5.00%, 12/01/26 (c)	700	814,421
King County School District No. 405 (GO) (SBG) 5.00%, 12/01/26 (c)	515	601,801
King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	635	697,609
King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	835	981,079
King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	840	946,746
King County, Washington Limited Tax, Series E (GO) 5.00%, 12/01/25 (c)	500	570,730
Kitsap County School District No. 401 (GO) (SBG)
4.00%, 06/01/26 (c)	250	275,420
4.00%, 06/01/26 (c)	15	16,605
Pasco School District No. 1, Franklin County (GO) (SBG) 5.00%, 12/01/27 (c)	845	1,013,981
Pierce County School District No. 403 (GO) (SBG)
5.00%, 06/01/29 (c)	200	245,344
5.00%, 06/01/29 (c)	500	615,565
Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	175	192,717
Port of Seattle, Intermediate Lien (RB)
5.00%, 02/01/26 (c)	30	34,114
5.00%, 02/01/26 (c)	130	148,151
Port of Tacoma, Series A (GO)
5.00%, 12/01/26 (c)	110	128,092
5.00%, 12/01/26 (c)	500	584,019
Puyallup School District No. 3 (GO) (SBG)
5.00%, 06/01/27 (c)	565	663,844
5.00%, 06/01/27 (c)	100	117,831
State of Washington (GO)
5.00%, 06/01/30 (c)	1,050	1,312,582
5.00%, 08/01/27 (c)	1,320	1,567,351
5.00%, 08/01/30 (c)	1,000	1,248,795
5.00%, 08/01/31 (c)	1,250	1,591,504
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	825	952,259
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG) 5.00%, 06/01/30 (c)	1,000	1,260,578

43

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Washington (continued)
State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO) 5.00%, 08/01/26 (c)	$135	$155,888
State of Washington, Series A (GO)
5.00%, 08/01/26 (c)	755	870,749
5.00%, 08/01/26 (c)	115	132,577
State of Washington, Series C (GO)
5.00%, 02/01/25 (c)	175	194,501
5.00%, 02/01/28 (c)	170	203,587
5.00%, 08/01/27 (c)	880	1,040,304
State of Washington, Series D (GO)
5.00%, 02/01/27 (c)	100	116,456
5.00%, 08/01/27 (c)	880	1,041,834
State of Washington, Series E (GO)
5.00%, 06/01/31 (c)	750	960,198
5.00%, 06/01/31 (c)	1,000	1,275,137
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/26 (c)	245	282,908
5.00%, 08/01/26 (c)	580	669,741
5.00%, 08/01/26 (c)	495	571,355
5.00%, 08/01/26 (c)	200	230,945
5.00%, 08/01/27 (c)	500	591,082
5.00%, 08/01/27 (c)	500	589,637
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/31 (c)	1,000	1,262,726
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	25	28,833
State of Washington, Various Purpose, Series R-B (GO)
5.00%, 01/01/26 (c)	105	119,355
5.00%, 08/01/26 (c)	145	167,641
State of Washington, Various Purpose, Series R-C (GO)
5.00%, 01/01/25 (c)	360	398,247
5.00%, 08/01/27 (c)	880	1,037,761
5.00%, 08/01/27 (c)	1,000	1,188,551
5.00%, 08/01/27 (c)	420	497,239
State of Washington, Various Purpose, Series R-E (GO) 5.00%, 01/01/25 (c)	720	798,462
University of Washington, Series C (RB) (AGC) 5.00%, 04/01/30	1,250	1,574,176
Washington Health Care Facilities Authority (RB) 4.00%, 10/01/30 (p)	1,000	1,169,079
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB) 5.00%, 02/15/28 (c)	2,000	2,361,994
	Par (000’s)	Value
Washington (continued)
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB)
5.00%, 10/01/28 (c)	$250	$302,144
5.00%, 10/01/28 (c)	225	271,815
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA) 5.00%, 10/01/28	645	781,256
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	760	871,416
Washington State Housing Finance Commission (RB) 3.50%, 12/20/35	1,714	1,812,914
		60,272,305
West Virginia: 0.4%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	270	320,085
State of West Virginia, Series A (GO)
5.00%, 06/01/29 (c)	1,000	1,236,706
5.00%, 06/01/29 (c)	500	616,777
State of West Virginia, Series B (GO)
5.00%, 06/01/28 (c)	200	242,025
5.00%, 06/01/28 (c)	675	818,600
West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26 (c)	240	275,718
West Virginia Parkways Authority (RB) 5.00%, 06/01/31 (c)	1,000	1,270,820
West VIrginia Parkways Authority (RB) 5.00%, 06/01/31 (c)	1,500	1,908,294
		6,689,025
Wisconsin: 1.7%
City of Madison, Series A (GO) 2.00%, 10/01/27 (c)	1,000	1,017,439
City of Milwaukee, Series N4 (GO)
5.00%, 04/01/26	200	228,504
5.00%, 04/01/27	100	117,057
5.00%, 04/01/28	1,500	1,793,770
Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	350	373,562
Public Finance Authority (RB) 4.00%, 10/01/30 (p)	2,000	2,337,762

44

	Par (000’s)	Value
Wisconsin (continued)
Public Finance Authority, KU Campus Development Corp.-Central District Development Project (RB)
5.00%, 03/01/26 (c)	$390	$442,788
5.00%, 03/01/26 (c)	165	187,123
5.00%, 03/01/26 (c)	180	204,135
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,015	1,119,804
Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 3.00%, 06/01/26 (c)	375	388,591
State of West Virginia, Series B (GO) 5.00%, 05/01/28	1,000	1,213,748
State of Wisconsin, Environmental Improvement Fund, Series A (RB)
5.00%, 06/01/25 (c)	185	207,316
5.00%, 06/01/25 (c)	100	111,542
5.00%, 06/01/25 (c)	220	246,079
5.00%, 06/01/25 (c)	150	167,937
5.00%, 06/01/25 (c)	185	206,481
State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
5.00%, 05/01/26 (c)	10	11,472
5.00%, 05/01/26 (c)	20	22,945
State of Wisconsin, Series 1 (GO)
5.00%, 05/01/25 (c)	15	16,831
5.00%, 05/01/27 (c)	460	541,756
5.00%, 05/01/27 (c)	250	294,848
5.00%, 05/01/27 (c)	935	1,104,809
State of Wisconsin, Series 2 (GO)
5.00%, 11/01/26	315	368,889
5.00%, 05/01/26 (c)	510	588,959
5.00%, 05/01/26 (c)	150	172,752
5.00%, 05/01/27 (c)	660	779,865
State of Wisconsin, Series 3 (GO)
5.00%, 11/01/22 (c)	145	149,823
5.00%, 05/01/27 (c)	450	529,979
5.00%, 05/01/27 (c)	500	588,589
5.00%, 05/01/27 (c)	295	348,249
State of Wisconsin, Series A (GO)
4.00%, 05/01/26 (c)	100	110,007
5.00%, 05/01/25 (c)	890	994,079
5.00%, 05/01/25 (c)	930	1,039,071
5.00%, 05/01/25 (c)	250	279,914
5.00%, 05/01/28	400	485,499
State of Wisconsin, Series A (RB) 5.00%, 05/01/26	160	184,341
	Par (000’s)	Value
Wisconsin (continued)
State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	$210	$235,128
State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	500	531,665
Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	500	540,916
Wisconsin Center District, Series C (RB) (AGM) 0.00%, 12/15/30 (c) ^	2,705	2,080,285
Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/24 (c)	565	617,679
Wisconsin Department of Transportation, Series 2 (RB)
5.00%, 07/01/27 (c)	115	135,958
5.00%, 07/01/27 (c)	480	567,752
Wisconsin Department of Transportation, Series A (RB)
5.00%, 07/01/24 (c)	140	152,913
5.00%, 07/01/24 (c)	510	556,655
5.00%, 07/01/24 (c)	940	1,025,992
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group, Series A (RB) 5.00%, 08/15/28 (c)	1,020	1,233,902
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 05/15/26 (c)	1,500	1,653,190
4.00%, 05/15/26 (c)	1,000	1,103,878
5.00%, 05/15/26 (c)	35	40,288
5.00%, 05/15/26 (c)	100	115,019
5.00%, 05/15/26 (c)	290	334,078
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	500	559,223
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	125	144,372
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	155	171,271
		30,776,479
Total Municipal Bonds: 98.9% (Cost: $1,845,572,171)		1,846,059,448
Other assets less liabilities: 1.1%		21,224,636
NET ASSETS: 100.0%		$1,867,284,084

45

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:
ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Education	5.5%	$101,415,482
Health Care	7.0	129,150,806
Housing	1.7	32,067,950
Industrial Revenue	3.0	55,806,823
Leasing	8.1	148,912,437
Local	18.7	344,679,382
Power	3.9	71,344,725
Special Tax	10.7	197,523,903
State	18.8	348,098,919
Tobacco	1.2	22,843,264
Transportation	12.5	229,958,534
Water & Sewer	8.9	164,257,223
	100.0%	$1,846,059,448

46